UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1352

Fidelity Devonshire Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

April 30, 2017

ALDTI-QTLY-0617
1.950918.104

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.6%
Delphi Automotive PLC	74,470	$5,987,388
Diversified Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	181,768	6,925,361
Household Durables - 0.7%
Whirlpool Corp.	41,589	7,722,246
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	212,672	4,504,393
Leisure Products - 0.2%
Mattel, Inc.	95,639	2,144,226
Media - 2.0%
Charter Communications, Inc. Class A (a)	8,186	2,825,480
Liberty Broadband Corp. Class C (a)	69,488	6,334,526
Time Warner, Inc.	34,300	3,404,961
Twenty-First Century Fox, Inc. Class A	284,660	8,693,516
		21,258,483
Multiline Retail - 0.6%
Target Corp.	110,419	6,166,901

TOTAL CONSUMER DISCRETIONARY		54,708,998

CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 2.0%
Kroger Co.	141,400	4,192,510
Wal-Mart Stores, Inc.	52,718	3,963,339
Walgreens Boots Alliance, Inc.	150,546	13,028,251
		21,184,100
Food Products - 2.3%
Mondelez International, Inc.	140,800	6,340,224
The J.M. Smucker Co.	72,058	9,131,190
The Kraft Heinz Co.	104,400	9,436,716
		24,908,130
Household Products - 2.7%
Procter & Gamble Co.	338,689	29,577,710
Tobacco - 0.9%
Philip Morris International, Inc.	89,163	9,882,827

TOTAL CONSUMER STAPLES		85,552,767

ENERGY - 11.5%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	275,881	16,379,055
Dril-Quip, Inc. (a)	127,221	6,558,243
		22,937,298
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	246,620	14,062,272
Cabot Oil & Gas Corp.	296,976	6,901,722
Cenovus Energy, Inc.	668,483	6,664,997
Chevron Corp.	403,086	43,009,275
ConocoPhillips Co.	449,306	21,526,250
Phillips 66 Co.	125,500	9,984,780
		102,149,296

TOTAL ENERGY		125,086,594

FINANCIALS - 26.9%
Banks - 9.9%
Bank of America Corp.	673,900	15,728,826
CIT Group, Inc.	220,400	10,206,724
Citigroup, Inc.	130,500	7,715,160
Comerica, Inc.	9,600	678,720
Cullen/Frost Bankers, Inc.	4,300	405,877
JPMorgan Chase & Co.	41,700	3,627,900
PNC Financial Services Group, Inc.	122,400	14,657,400
Popular, Inc.	165,974	6,955,970
U.S. Bancorp	382,408	19,609,882
Wells Fargo & Co.	506,375	27,263,230
		106,849,689
Capital Markets - 3.9%
Brookfield Asset Management, Inc. Class A	45,900	1,696,725
Franklin Resources, Inc.	250,100	10,781,811
Goldman Sachs Group, Inc.	95,122	21,288,304
State Street Corp.	14,054	1,179,131
The Blackstone Group LP	236,400	7,290,576
		42,236,547
Consumer Finance - 3.3%
American Express Co.	71,000	5,626,750
Capital One Financial Corp.	179,286	14,411,009
Discover Financial Services	243,700	15,253,183
		35,290,942
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	257,139	42,481,934
Leucadia National Corp.	12,300	312,297
		42,794,231
Insurance - 5.6%
AFLAC, Inc.	151,800	11,366,784
Chubb Ltd.	108,847	14,939,251
Kansas City Life Insurance Co.	600	27,300
MetLife, Inc.	183,851	9,525,320
Reinsurance Group of America, Inc.	86,200	10,778,448
The Travelers Companies, Inc.	111,600	13,577,256
		60,214,359
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	328,235	3,876,455

TOTAL FINANCIALS		291,262,223

HEALTH CARE - 10.6%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	7,300	932,794
Prothena Corp. PLC (a)	9	487
		933,281
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	180,666	7,884,264
Medtronic PLC	172,655	14,345,904
Zimmer Biomet Holdings, Inc.	19,385	2,319,415
		24,549,583
Health Care Providers & Services - 1.0%
Aetna, Inc.	30,126	4,069,119
Anthem, Inc.	19,119	3,401,079
Cigna Corp.	21,826	3,412,932
		10,883,130
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	20,907	3,456,554
Pharmaceuticals - 6.9%
Allergan PLC	18,863	4,599,931
Jazz Pharmaceuticals PLC (a)	66,982	10,668,893
Johnson & Johnson	241,686	29,840,970
Merck & Co., Inc.	249,571	15,555,760
Pfizer, Inc.	435,596	14,775,416
		75,440,970

TOTAL HEALTH CARE		115,263,518

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	178,686	4,004,353
Raytheon Co.	21,293	3,304,887
United Technologies Corp.	74,753	8,894,859
		16,204,099
Airlines - 1.1%
American Airlines Group, Inc.	281,650	12,003,923
Construction & Engineering - 1.1%
AECOM (a)	365,543	12,505,226
Electrical Equipment - 1.1%
AMETEK, Inc.	105,450	6,031,740
Fortive Corp.	97,416	6,162,536
		12,194,276
Industrial Conglomerates - 2.3%
General Electric Co.	857,895	24,870,376
Machinery - 0.2%
Deere & Co.	17,204	1,920,138
Road & Rail - 1.3%
CSX Corp.	269,546	13,703,719

TOTAL INDUSTRIALS		93,401,757

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 2.3%
Cisco Systems, Inc.	722,614	24,619,459
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	159,600	10,710,756
Internet Software & Services - 0.6%
Alphabet, Inc. Class A (a)	7,100	6,564,092
IT Services - 2.0%
Amdocs Ltd.	190,100	11,641,724
Cognizant Technology Solutions Corp. Class A (a)	61,900	3,728,237
CoreLogic, Inc. (a)	53,400	2,282,316
Leidos Holdings, Inc.	48,300	2,543,478
Total System Services, Inc.	23,700	1,358,247
		21,554,002
Semiconductors & Semiconductor Equipment - 1.0%
Maxim Integrated Products, Inc.	51	2,252
Qualcomm, Inc.	205,993	11,070,064
		11,072,316
Software - 1.7%
Oracle Corp.	286,497	12,880,905
SS&C Technologies Holdings, Inc.	163,800	6,018,012
		18,898,917
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	107,024	15,373,998

TOTAL INFORMATION TECHNOLOGY		108,793,540

MATERIALS - 2.9%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.	152,100	12,129,975
Eastman Chemical Co.	71,287	5,685,138
LyondellBasell Industries NV Class A	52,400	4,441,424
Westlake Chemical Corp.	66,274	4,125,557
		26,382,094
Containers & Packaging - 0.4%
Ball Corp.	60,916	4,683,831

TOTAL MATERIALS		31,065,925

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	10,200	1,284,588
AvalonBay Communities, Inc.	25,300	4,802,952
Boston Properties, Inc.	28,100	3,557,460
Colony NorthStar, Inc.	211,563	2,765,128
Equity Residential (SBI)	69,600	4,494,768
Essex Property Trust, Inc.	13,900	3,398,133
General Growth Properties, Inc.	89,944	1,943,690
Public Storage	10,500	2,198,490
SBA Communications Corp. Class A (a)	14,100	1,783,509
Simon Property Group, Inc.	13,900	2,297,114
The Macerich Co.	25,500	1,591,965
Vornado Realty Trust	38,200	3,676,368
		33,794,165
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	40,271	1,442,105

TOTAL REAL ESTATE		35,236,270

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	579,265	22,956,272
Verizon Communications, Inc.	268,558	12,329,498
		35,285,770
UTILITIES - 6.2%
Electric Utilities - 4.1%
Alliant Energy Corp.	104,000	4,089,280
American Electric Power Co., Inc.	107,508	7,292,268
Edison International	89,172	7,131,085
NextEra Energy, Inc.	80,067	10,693,749
PG&E Corp.	125,100	8,387,955
Xcel Energy, Inc.	149,679	6,743,039
		44,337,376
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	271,000	3,065,010
Multi-Utilities - 1.8%
CMS Energy Corp.	120,902	5,488,951
DTE Energy Co.	59,122	6,183,570
Sempra Energy	72,231	8,163,548
		19,836,069

TOTAL UTILITIES		67,238,455

TOTAL COMMON STOCKS
(Cost $848,721,162)		1,042,895,817
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.74% to 0.76% 6/29/17 (b)
(Cost $299,632)	300,000	299,641
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.85% (c)
(Cost $44,174,482)	44,165,650	44,174,483
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $893,195,276)		1,087,369,941
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,156,603)
NET ASSETS - 100%		$1,083,213,338

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
90 ICE Russell 1000 Value Index Contracts (United States)	June 2017	5,063,400	$(17,044)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,641.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,247
Fidelity Securities Lending Cash Central Fund	169
Total	$58,416

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$54,708,998	$54,708,998	$--	$--
Consumer Staples	85,552,767	85,552,767	--	--
Energy	125,086,594	125,086,594	--	--
Financials	291,262,223	291,262,223	--	--
Health Care	115,263,518	115,263,518	--	--
Industrials	93,401,757	93,401,757	--	--
Information Technology	108,793,540	108,793,540	--	--
Materials	31,065,925	31,065,925	--	--
Real Estate	35,236,270	35,236,270	--	--
Telecommunication Services	35,285,770	35,285,770	--	--
Utilities	67,238,455	67,238,455	--	--
U.S. Government and Government Agency Obligations	299,641	--	299,641	--
Money Market Funds	44,174,483	44,174,483	--	--
Total Investments in Securities:	$1,087,369,941	$1,087,070,300	$299,641	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(17,044)	$(17,044)	$--	$--
Total Liabilities	$(17,044)	$(17,044)	$--	$--
Total Derivative Instruments:	$(17,044)	$(17,044)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $894,342,117. Net unrealized appreciation aggregated $193,027,824, of which $218,242,649 related to appreciated investment securities and $25,214,825 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

April 30, 2017

LDT-QTLY-0617
1.950976.104

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.5%
Delphi Automotive PLC	629,849	$50,639,860
Diversified Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	1,551,144	59,098,586
Household Durables - 0.7%
Whirlpool Corp.	351,400	65,247,952
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	1,797,244	38,065,628
Leisure Products - 0.2%
Mattel, Inc.	808,700	18,131,054
Media - 1.9%
Charter Communications, Inc. Class A (a)	69,376	23,945,820
Liberty Broadband Corp. Class C (a)	587,011	53,511,923
Time Warner, Inc.	289,400	28,728,738
Twenty-First Century Fox, Inc. Class A	2,406,240	73,486,570
		179,673,051
Multiline Retail - 0.6%
Target Corp.	933,009	52,108,553

TOTAL CONSUMER DISCRETIONARY		462,964,684

CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 1.9%
Kroger Co.	1,195,100	35,434,715
Wal-Mart Stores, Inc.	446,173	33,543,286
Walgreens Boots Alliance, Inc.	1,272,625	110,132,968
		179,110,969
Food Products - 2.2%
Mondelez International, Inc.	1,190,700	53,617,221
The J.M. Smucker Co.	609,142	77,190,474
The Kraft Heinz Co.	883,100	79,823,409
		210,631,104
Household Products - 2.7%
Procter & Gamble Co.	2,863,015	250,027,100
Tobacco - 0.9%
Philip Morris International, Inc.	754,300	83,606,612

TOTAL CONSUMER STAPLES		723,375,785

ENERGY - 11.5%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	2,409,000	143,022,330
Dril-Quip, Inc. (a)	840,730	43,339,632
		186,361,962
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	2,153,600	122,798,272
Cabot Oil & Gas Corp.	2,548,900	59,236,436
Cenovus Energy, Inc.	5,736,600	57,195,799
Chevron Corp.	3,518,814	375,457,453
ConocoPhillips Co.	3,865,100	185,176,941
Phillips 66 Co.	1,095,600	87,165,936
		887,030,837

TOTAL ENERGY		1,073,392,799

FINANCIALS - 25.1%
Banks - 9.2%
CIT Group, Inc.	2,164,600	100,242,626
Citigroup, Inc.	2,185,000	129,177,200
PNC Financial Services Group, Inc.	683,500	81,849,125
Popular, Inc.	614,152	25,739,110
U.S. Bancorp	3,018,192	154,772,886
Wells Fargo & Co.	6,830,625	367,760,850
		859,541,797
Capital Markets - 3.5%
Franklin Resources, Inc.	2,119,400	91,367,334
Goldman Sachs Group, Inc.	703,178	157,371,236
The Blackstone Group LP	2,493,500	76,899,540
		325,638,110
Consumer Finance - 3.6%
Ally Financial, Inc.	2,725,000	53,955,000
Capital One Financial Corp.	1,415,914	113,811,167
Discover Financial Services	2,167,200	135,645,048
Synchrony Financial	1,290,000	35,862,000
		339,273,215
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	2,188,061	361,489,558
Insurance - 4.9%
AFLAC, Inc.	1,244,681	93,201,713
Chubb Ltd.	890,561	122,229,497
MetLife, Inc.	764,249	39,595,741
Reinsurance Group of America, Inc.	639,100	79,913,064
The Travelers Companies, Inc.	999,500	121,599,170
		456,539,185

TOTAL FINANCIALS		2,342,481,865

HEALTH CARE - 9.9%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	62,600	7,999,028
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	1,541,600	67,275,424
Medtronic PLC	1,383,136	114,924,770
Zimmer Biomet Holdings, Inc.	165,200	19,766,180
		201,966,374
Health Care Providers & Services - 0.9%
Aetna, Inc.	229,600	31,012,072
Anthem, Inc.	163,000	28,996,070
Cigna Corp.	167,200	26,145,064
		86,153,206
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	177,900	29,412,207
Pharmaceuticals - 6.5%
Allergan PLC	156,600	38,188,476
Jazz Pharmaceuticals PLC (a)	488,895	77,871,196
Johnson & Johnson	1,846,059	227,932,905
Merck & Co., Inc.	2,216,200	138,135,746
Pfizer, Inc.	3,620,098	122,793,724
		604,922,047

TOTAL HEALTH CARE		930,452,862

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	1,526,323	34,204,898
Raytheon Co.	181,623	28,189,706
United Technologies Corp.	637,637	75,872,427
		138,267,031
Airlines - 1.1%
American Airlines Group, Inc.	2,401,620	102,357,044
Construction & Engineering - 1.1%
AECOM (a)	3,116,555	106,617,347
Electrical Equipment - 1.1%
AMETEK, Inc.	898,780	51,410,216
Fortive Corp.	830,306	52,525,158
		103,935,374
Industrial Conglomerates - 2.3%
General Electric Co.	7,314,639	212,051,385
Machinery - 0.2%
Deere & Co.	146,418	16,341,713
Road & Rail - 1.2%
CSX Corp.	2,298,369	116,849,080

TOTAL INDUSTRIALS		796,418,974

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 2.3%
Cisco Systems, Inc.	6,168,635	210,165,394
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	1,366,700	91,719,237
Internet Software & Services - 0.6%
Alphabet, Inc. Class A (a)	61,100	56,488,172
IT Services - 2.0%
Amdocs Ltd.	1,627,669	99,678,450
Cognizant Technology Solutions Corp. Class A (a)	530,200	31,933,946
CoreLogic, Inc. (a)	456,900	19,527,906
Leidos Holdings, Inc.	413,800	21,790,708
Total System Services, Inc.	203,200	11,645,392
		184,576,402
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	1,763,000	94,743,620
Software - 1.7%
Oracle Corp.	2,453,000	110,286,880
SS&C Technologies Holdings, Inc.	1,401,800	51,502,132
		161,789,012
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	916,600	131,669,590

TOTAL INFORMATION TECHNOLOGY		931,151,427

MATERIALS - 2.8%
Chemicals - 2.4%
E.I. du Pont de Nemours & Co.	1,289,700	102,853,575
Eastman Chemical Co.	603,800	48,153,050
LyondellBasell Industries NV Class A	444,200	37,650,392
Westlake Chemical Corp.	561,500	34,953,375
		223,610,392
Containers & Packaging - 0.4%
Ball Corp.	516,801	39,736,829

TOTAL MATERIALS		263,347,221

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	322,000	40,552,680
AvalonBay Communities, Inc.	269,383	51,139,669
Boston Properties, Inc.	303,714	38,450,192
Colony NorthStar, Inc.	1,626,606	21,259,740
Equity Residential (SBI)	790,840	51,072,447
Essex Property Trust, Inc.	112,600	27,527,322
General Growth Properties, Inc.	745,856	16,117,948
Public Storage	89,733	18,788,296
SBA Communications Corp. Class A (a)	120,800	15,279,992
Simon Property Group, Inc.	165,200	27,300,952
The Macerich Co.	202,500	12,642,075
Vornado Realty Trust	268,900	25,878,936
Welltower, Inc.	355,800	25,418,352
WP Glimcher, Inc.	200,000	1,760,000
		373,188,601
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	279,129	9,995,609

TOTAL REAL ESTATE		383,184,210

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	4,951,265	196,218,632
Verizon Communications, Inc.	2,295,500	105,386,405
		301,605,037
UTILITIES - 6.2%
Electric Utilities - 4.1%
Alliant Energy Corp.	891,100	35,038,052
American Electric Power Co., Inc.	920,900	62,464,647
Edison International	764,500	61,137,065
NextEra Energy, Inc.	685,500	91,555,380
PG&E Corp.	1,071,400	71,837,370
Xcel Energy, Inc.	1,282,500	57,776,625
		379,809,139
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	2,321,800	26,259,558
Multi-Utilities - 1.8%
CMS Energy Corp.	1,036,200	47,043,480
DTE Energy Co.	506,600	52,985,294
Sempra Energy	618,868	69,944,461
		169,973,235

TOTAL UTILITIES		576,041,932

TOTAL COMMON STOCKS
(Cost $7,426,233,954)		8,784,416,796
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.76% to 0.81% 6/29/17 to 7/20/17 (b)
(Cost $6,441,447)	6,450,000	6,441,820
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.85% (c)
(Cost $553,591,866)	553,543,093	553,653,802
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $7,986,267,267)		9,344,512,418
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,487,983
NET ASSETS - 100%		$9,350,000,401

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,226 ICE Russell 1000 Value Index Contracts (United States)	June 2017	125,234,760	$(636,378)

The face value of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,633,917.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$899,843
Fidelity Securities Lending Cash Central Fund	282
Total	$900,125

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$462,964,684	$462,964,684	$--	$--
Consumer Staples	723,375,785	723,375,785	--	--
Energy	1,073,392,799	1,073,392,799	--	--
Financials	2,342,481,865	2,342,481,865	--	--
Health Care	930,452,862	930,452,862	--	--
Industrials	796,418,974	796,418,974	--	--
Information Technology	931,151,427	931,151,427	--	--
Materials	263,347,221	263,347,221	--	--
Real Estate	383,184,210	383,184,210	--	--
Telecommunication Services	301,605,037	301,605,037	--	--
Utilities	576,041,932	576,041,932	--	--
U.S. Government and Government Agency Obligations	6,441,820	--	6,441,820	--
Money Market Funds	553,653,802	553,653,802	--	--
Total Investments in Securities:	$9,344,512,418	$9,338,070,598	$6,441,820	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(636,378)	$(636,378)	$--	$--
Total Liabilities	$(636,378)	$(636,378)	$--	$--
Total Derivative Instruments:	$(636,378)	$(636,378)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $8,002,675,715. Net unrealized appreciation aggregated $1,341,836,703, of which $1,584,822,655 related to appreciated investment securities and $242,985,952 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

April 30, 2017

MCV-QTLY-0617
1.800359.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.7%
Delphi Automotive PLC	344,000	$27,657,600
The Goodyear Tire & Rubber Co.	769,300	27,871,739
		55,529,339
Hotels, Restaurants & Leisure - 2.7%
Ilg, Inc.	156,700	3,778,037
Royal Caribbean Cruises Ltd.	275,725	29,392,285
U.S. Foods Holding Corp.	599,100	16,894,620
Wyndham Worldwide Corp.	393,400	37,494,954
		87,559,896
Household Durables - 2.0%
D.R. Horton, Inc.	648,700	21,335,743
Mohawk Industries, Inc. (a)	34,100	8,006,339
PulteGroup, Inc.	1,129,400	25,603,498
Whirlpool Corp.	62,900	11,679,272
		66,624,852
Media - 0.9%
Interpublic Group of Companies, Inc.	405,200	9,550,564
Liberty Global PLC LiLAC Class A (a)	17	365
Twenty-First Century Fox, Inc. Class A	648,000	19,789,920
		29,340,849
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	220,600	18,259,062
Specialty Retail - 0.4%
GameStop Corp. Class A (b)	525,459	11,922,665

TOTAL CONSUMER DISCRETIONARY		269,236,663

CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	91,900	8,812,291
Food & Staples Retailing - 0.4%
Kroger Co.	442,400	13,117,160
Food Products - 1.4%
Lamb Weston Holdings, Inc.	338,433	14,129,578
Mead Johnson Nutrition Co. Class A	113,100	10,034,232
Pinnacle Foods, Inc.	108,900	6,332,535
The J.M. Smucker Co.	134,800	17,081,856
		47,578,201
Personal Products - 0.5%
Coty, Inc. Class A	966,200	17,246,670

TOTAL CONSUMER STAPLES		86,754,322

ENERGY - 9.2%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,439,600	85,469,052
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	728,400	41,533,368
Cheniere Energy, Inc. (a)	187,300	8,494,055
EQT Corp.	636,400	37,000,296
Marathon Petroleum Corp.	500,400	25,490,376
Newfield Exploration Co. (a)	899,000	31,123,380
Noble Energy, Inc.	450,500	14,564,665
PDC Energy, Inc. (a)	177,300	9,792,279
QEP Resources, Inc. (a)	927,500	10,953,775
Targa Resources Corp.	397,800	21,930,714
Teekay LNG Partners LP	599,217	10,006,924
Whiting Petroleum Corp. (a)	1,016,500	8,436,950
		219,326,782

TOTAL ENERGY		304,795,834

FINANCIALS - 18.2%
Banks - 4.2%
East West Bancorp, Inc.	920,700	49,966,389
Huntington Bancshares, Inc.	758,200	9,750,452
PNC Financial Services Group, Inc.	141,615	16,958,396
Regions Financial Corp.	575,417	7,911,984
SunTrust Banks, Inc.	622,500	35,364,225
U.S. Bancorp	330,300	16,937,784
		136,889,230
Capital Markets - 2.5%
Ameriprise Financial, Inc.	121,400	15,520,990
E*TRADE Financial Corp. (a)	307,300	10,617,215
Northern Trust Corp.	384,600	34,614,000
The Blackstone Group LP	694,000	21,402,960
		82,155,165
Consumer Finance - 4.5%
Discover Financial Services	1,168,500	73,136,415
Synchrony Financial	2,660,300	73,956,340
		147,092,755
Diversified Financial Services - 0.2%
Voya Financial, Inc.	193,300	7,225,554
Insurance - 6.7%
Allied World Assurance Co. Holdings AG	203,300	10,793,197
Allstate Corp.	306,076	24,880,918
American Financial Group, Inc.	165,900	16,143,729
AmTrust Financial Services, Inc. (b)	1,703,110	27,334,916
Brown & Brown, Inc.	65,000	2,788,500
Chubb Ltd.	340,429	46,723,880
FNF Group	2,122,800	86,928,660
Principal Financial Group, Inc.	93,500	6,089,655
		221,683,455
Mortgage Real Estate Investment Trusts - 0.1%
MFA Financial, Inc.	565,700	4,700,967

TOTAL FINANCIALS		599,747,126

HEALTH CARE - 3.0%
Biotechnology - 0.1%
United Therapeutics Corp. (a)	32,300	4,060,110
Health Care Equipment & Supplies - 0.4%
Alere, Inc. (a)	66,000	3,245,220
Zimmer Biomet Holdings, Inc.	87,100	10,421,515
		13,666,735
Health Care Providers & Services - 1.6%
HCA Holdings, Inc. (a)	319,700	26,921,937
Laboratory Corp. of America Holdings (a)	124,600	17,462,690
Universal Health Services, Inc. Class B	60,700	7,330,132
		51,714,759
Pharmaceuticals - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	920,900	29,082,022

TOTAL HEALTH CARE		98,523,626

INDUSTRIALS - 12.5%
Airlines - 1.4%
American Airlines Group, Inc.	761,600	32,459,392
JetBlue Airways Corp. (a)	654,400	14,285,552
		46,744,944
Commercial Services & Supplies - 1.6%
KAR Auction Services, Inc.	1,031,600	44,998,392
Stericycle, Inc. (a)	81,200	6,929,608
		51,928,000
Construction & Engineering - 0.3%
AECOM (a)	236,570	8,093,060
KBR, Inc.	134,100	1,884,105
		9,977,165
Electrical Equipment - 1.9%
AMETEK, Inc.	730,000	41,756,000
Fortive Corp.	179,350	11,345,681
Generac Holdings, Inc. (a)	276,000	9,706,920
		62,808,601
Machinery - 4.9%
Allison Transmission Holdings, Inc.	1,632,300	63,137,364
Colfax Corp. (a)	422,300	17,090,481
Ingersoll-Rand PLC	643,700	57,128,375
Stanley Black & Decker, Inc.	172,400	23,472,260
		160,828,480
Professional Services - 0.2%
Manpower, Inc.	62,300	6,291,054
Road & Rail - 0.4%
Genesee & Wyoming, Inc. Class A (a)	179,100	12,135,816
Trading Companies & Distributors - 1.8%
AerCap Holdings NV (a)	873,800	40,203,538
MSC Industrial Direct Co., Inc. Class A	96,600	8,648,598
United Rentals, Inc. (a)	103,400	11,338,844
		60,190,980

TOTAL INDUSTRIALS		410,905,040

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc.	1,341,700	16,865,169
CommScope Holding Co., Inc. (a)	788,300	33,140,132
Harris Corp.	28,800	3,222,432
Juniper Networks, Inc.	57,200	1,720,004
		54,947,737
Electronic Equipment & Components - 1.1%
Dell Technologies, Inc. (a)	173,024	11,611,641
Jabil Circuit, Inc.	119,000	3,453,380
TE Connectivity Ltd.	294,000	22,746,780
		37,811,801
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	492,200	29,994,668
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	113,500	6,836,105
Fidelity National Information Services, Inc.	477,000	40,158,630
		46,994,735
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	273,500	20,840,700
Lam Research Corp.	256,900	37,211,965
Micron Technology, Inc. (a)	734,000	20,309,780
NXP Semiconductors NV (a)	334,800	35,405,100
ON Semiconductor Corp. (a)	2,166,900	30,726,642
Skyworks Solutions, Inc.	94,900	9,465,326
		153,959,513
Software - 0.5%
Check Point Software Technologies Ltd. (a)	144,200	14,998,242
Technology Hardware, Storage & Peripherals - 0.9%
NetApp, Inc.	172,500	6,874,125
Western Digital Corp.	268,384	23,904,963
		30,779,088

TOTAL INFORMATION TECHNOLOGY		369,485,784

MATERIALS - 7.1%
Chemicals - 3.9%
Celanese Corp. Class A	182,200	15,858,688
CF Industries Holdings, Inc.	599,000	16,017,260
Eastman Chemical Co.	240,700	19,195,825
LyondellBasell Industries NV Class A	502,600	42,600,376
The Chemours Co. LLC	649,500	26,168,355
The Mosaic Co.	328,300	8,841,119
		128,681,623
Construction Materials - 0.7%
Eagle Materials, Inc.	225,900	21,679,623
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	2,531,200	34,373,696
WestRock Co.	297,100	15,912,676
		50,286,372
Metals & Mining - 1.0%
Franco-Nevada Corp.	171,916	11,692,379
Freeport-McMoRan, Inc. (a)	448,100	5,713,275
Steel Dynamics, Inc.	462,800	16,725,592
		34,131,246

TOTAL MATERIALS		234,778,864

REAL ESTATE - 13.7%
Equity Real Estate Investment Trusts (REITs) - 13.1%
American Tower Corp.	916,957	115,481,563
Brixmor Property Group, Inc.	727,100	14,360,225
Colony NorthStar, Inc.	595,444	7,782,453
Corporate Office Properties Trust (SBI)	456,800	14,955,632
EastGroup Properties, Inc.	188,800	14,773,600
Equity Lifestyle Properties, Inc.	330,300	26,724,573
Essex Property Trust, Inc.	213,400	52,169,898
Lamar Advertising Co. Class A	67,400	4,857,518
Mack-Cali Realty Corp.	2,626,000	71,033,300
Prologis, Inc.	1,056,500	57,484,165
Public Storage	85,400	17,881,052
Ventas, Inc.	244,500	15,650,445
Welltower, Inc.	268,500	19,181,640
		432,336,064
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	340,800	12,204,048
Realogy Holdings Corp.	193,500	5,911,425
		18,115,473

TOTAL REAL ESTATE		450,451,537

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	484,500	29,438,220
UTILITIES - 10.3%
Electric Utilities - 5.3%
American Electric Power Co., Inc.	493,200	33,453,756
Edison International	526,000	42,064,220
IDACORP, Inc.	252,600	21,349,752
NextEra Energy, Inc.	63,100	8,427,636
PPL Corp.	550,200	20,968,122
Xcel Energy, Inc.	1,080,800	48,690,040
		174,953,526
Gas Utilities - 0.3%
Atmos Energy Corp.	136,400	11,051,128
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	298,800	5,049,720
Multi-Utilities - 4.5%
Avangrid, Inc.	131,400	5,715,900
CenterPoint Energy, Inc.	579,200	16,524,576
CMS Energy Corp.	444,700	20,189,380
DTE Energy Co.	567,700	59,375,743
NiSource, Inc.	650,100	15,764,925
Public Service Enterprise Group, Inc.	112,500	4,955,625
Sempra Energy	235,400	26,604,908
		149,131,057

TOTAL UTILITIES		340,185,431

TOTAL COMMON STOCKS
(Cost $2,721,142,300)		3,194,302,447

Convertible Preferred Stocks - 0.5%
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd. 7%
(Cost $20,008,771)	31,300	17,806,570
	Principal Amount	Value

Convertible Bonds - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Scorpio Tankers, Inc. 2.375% 7/1/19 (c)
(Cost $16,614,297)	19,410,000	17,371,950
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.85% (d)	55,629,899	55,641,025
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	19,461,458	19,463,404
TOTAL MONEY MARKET FUNDS
(Cost $75,097,971)		75,104,429
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,832,863,339)		3,304,585,396
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,747,907)
NET ASSETS - 100%		$3,296,837,489

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,371,950 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$156,401
Fidelity Securities Lending Cash Central Fund	10,802
Total	$167,203

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$269,236,663	$269,236,663	$--	$--
Consumer Staples	86,754,322	86,754,322	--	--
Energy	304,795,834	304,795,834	--	--
Financials	599,747,126	599,747,126	--	--
Health Care	116,330,196	98,523,626	17,806,570	--
Industrials	410,905,040	410,905,040	--	--
Information Technology	369,485,784	369,485,784	--	--
Materials	234,778,864	234,778,864	--	--
Real Estate	450,451,537	450,451,537	--	--
Telecommunication Services	29,438,220	29,438,220	--	--
Utilities	340,185,431	340,185,431	--	--
Corporate Bonds	17,371,950	--	17,371,950	--
Money Market Funds	75,104,429	75,104,429	--	--
Total Investments in Securities:	$3,304,585,396	$3,269,406,876	$35,178,520	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $2,843,812,792. Net unrealized appreciation aggregated $460,772,604, of which $544,408,009 related to appreciated investment securities and $83,635,405 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Equity-Income Fund

April 30, 2017

EDT-QTLY-0617
1.950996.104

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
Delphi Automotive PLC	402,400	$32,352,960
Automobiles - 1.9%
Fiat Chrysler Automobiles NV (a)	582,500	6,623,025
Fiat Chrysler Automobiles NV (a)	5,299,300	59,976,560
General Motors Co.	5,370,800	186,044,512
		252,644,097
Hotels, Restaurants & Leisure - 0.9%
Dunkin' Brands Group, Inc.	2,072,100	115,747,506
Household Durables - 0.8%
M.D.C. Holdings, Inc.	1,805,180	55,978,632
Tupperware Brands Corp.	657,600	47,222,256
		103,200,888
Leisure Products - 0.2%
Polaris Industries, Inc. (b)	344,100	29,337,966
Media - 3.3%
Comcast Corp. Class A	8,187,806	320,880,117
The Walt Disney Co.	394,600	45,615,760
Time Warner, Inc.	749,100	74,363,157
		440,859,034
Multiline Retail - 1.2%
Kohl's Corp.	1,055,635	41,201,434
Macy's, Inc.	1,589,600	46,448,112
Target Corp.	1,229,147	68,647,860
		156,297,406
Specialty Retail - 0.4%
Bed Bath & Beyond, Inc.	143,800	5,572,250
Foot Locker, Inc.	283,500	21,925,890
GNC Holdings, Inc.	857,347	6,670,160
Williams-Sonoma, Inc. (b)	247,400	13,371,970
		47,540,270

TOTAL CONSUMER DISCRETIONARY		1,177,980,127

CONSUMER STAPLES - 10.2%
Beverages - 1.2%
Molson Coors Brewing Co. Class B	833,900	79,962,671
The Coca-Cola Co.	1,802,900	77,795,135
		157,757,806
Food & Staples Retailing - 3.9%
CVS Health Corp.	1,871,243	154,265,273
Kroger Co.	448,000	13,283,200
Wal-Mart Stores, Inc.	2,140,500	160,922,790
Walgreens Boots Alliance, Inc.	1,667,935	144,343,095
Whole Foods Market, Inc.	1,103,700	40,141,569
		512,955,927
Food Products - 0.8%
B&G Foods, Inc. Class A	1,373,679	57,694,518
The Hain Celestial Group, Inc. (a)	248,537	9,193,384
The Hershey Co. (c)	248,200	26,855,240
The J.M. Smucker Co.	138,200	17,512,704
		111,255,846
Household Products - 3.6%
Kimberly-Clark Corp.	461,900	59,931,525
Procter & Gamble Co.	4,712,900	411,577,557
		471,509,082
Personal Products - 0.3%
Unilever NV (NY Reg.) (a)	722,800	37,759,072
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR (b)	400,500	27,250,020
Reynolds American, Inc.	431,700	27,844,650
		55,094,670

TOTAL CONSUMER STAPLES		1,346,332,403

ENERGY - 10.9%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	668,100	39,665,097
Halliburton Co.	775,800	35,593,704
Oceaneering International, Inc.	213,000	5,621,070
Schlumberger Ltd.	1,156,700	83,964,853
		164,844,724
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	2,058,691	117,386,561
Apache Corp.	1,517,541	73,813,194
Chevron Corp.	1,792,803	191,292,080
ConocoPhillips Co.	4,093,000	196,095,630
Energy Transfer Equity LP	256,100	4,778,826
EQT Midstream Partners LP	31,500	2,458,260
Exxon Mobil Corp.	329,000	26,862,850
Golar LNG Ltd.	389,944	9,947,471
Imperial Oil Ltd.	228,800	6,655,909
Kinder Morgan, Inc.	4,369,100	90,134,533
Legacy Reserves LP (a)	2,352,000	4,892,160
MPLX LP	1,322,112	46,578,006
Suncor Energy, Inc.	211,500	6,628,307
The Williams Companies, Inc.	8,900,933	272,635,578
Williams Partners LP	5,646,785	231,122,910
		1,281,282,275

TOTAL ENERGY		1,446,126,999

FINANCIALS - 24.4%
Banks - 13.1%
Bank of America Corp.	9,663,500	225,546,090
Comerica, Inc.	1,486,100	105,067,270
Huntington Bancshares, Inc.	845,939	10,878,776
JPMorgan Chase & Co.	5,783,930	503,201,910
KeyCorp	4,906,868	89,501,272
M&T Bank Corp.	1,210,300	188,092,723
Prosperity Bancshares, Inc.	44,800	3,010,560
Regions Financial Corp. (c)	4,801,300	66,017,875
SunTrust Banks, Inc.	1,930,200	109,654,662
U.S. Bancorp	3,080,700	157,978,296
Wells Fargo & Co.	4,981,800	268,220,112
		1,727,169,546
Capital Markets - 6.4%
Apollo Global Management LLC Class A	1,800,600	48,202,062
Ares Capital Corp.	1,928,319	33,938,414
Ares Management LP	361,908	7,111,492
KKR & Co. LP	6,820,193	129,447,263
Morgan Stanley	2,973,500	128,960,695
State Street Corp.	2,422,400	203,239,360
The Blackstone Group LP	9,030,839	278,511,075
TPG Specialty Lending, Inc.	465,752	9,738,874
Virtu Financial, Inc. Class A (b)	390,200	6,009,080
		845,158,315
Insurance - 4.6%
American International Group, Inc.	198,400	12,084,544
Chubb Ltd.	2,087,584	286,520,904
Marsh & McLennan Companies, Inc.	436,200	32,335,506
MetLife, Inc.	3,509,811	181,843,308
Prudential Financial, Inc.	931,409	99,688,705
		612,472,967
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	222,225	4,682,281
Two Harbors Investment Corp.	847,369	8,465,216
		13,147,497
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,744,611	29,449,034

TOTAL FINANCIALS		3,227,397,359

HEALTH CARE - 9.6%
Biotechnology - 1.6%
Amgen, Inc.	1,078,577	176,153,196
Gilead Sciences, Inc.	593,100	40,657,005
		216,810,201
Health Care Equipment & Supplies - 2.9%
Dentsply Sirona, Inc.	729,100	46,108,284
Medtronic PLC	4,085,402	339,456,052
		385,564,336
Health Care Providers & Services - 0.1%
Anthem, Inc.	47,400	8,431,986
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	895,800	50,209,590
GlaxoSmithKline PLC	344,500	6,934,050
Johnson & Johnson	3,660,800	451,998,976
Merck & Co., Inc.	934,200	58,228,686
Pfizer, Inc.	1,478,877	50,163,508
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,173,700	37,065,446
		654,600,256

TOTAL HEALTH CARE		1,265,406,779

INDUSTRIALS - 9.6%
Aerospace & Defense - 3.2%
General Dynamics Corp. (c)	664,700	128,812,213
Raytheon Co. (c)	450,000	69,844,500
The Boeing Co.	242,900	44,895,207
United Technologies Corp.	1,469,100	174,808,209
		418,360,129
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	195,917	14,243,166
United Parcel Service, Inc. Class B	2,052,200	220,529,412
		234,772,578
Airlines - 0.0%
Allegiant Travel Co.	28,900	4,202,060
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	2,033,400	88,696,908
Waste Connection, Inc. (Canada)	193,548	17,805,764
		106,502,672
Electrical Equipment - 1.0%
AMETEK, Inc.	257,500	14,729,000
Eaton Corp. PLC	1,343,900	101,652,596
Regal Beloit Corp.	302,100	23,820,585
		140,202,181
Industrial Conglomerates - 2.7%
General Electric Co.	12,180,336	353,107,941
Machinery - 0.1%
Allison Transmission Holdings, Inc.	396,400	15,332,752

TOTAL INDUSTRIALS		1,272,480,313

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 3.9%
Cisco Systems, Inc.	15,235,649	519,078,561
Electronic Equipment & Components - 0.8%
Dell Technologies, Inc. (a)	772,695	51,855,561
TE Connectivity Ltd.	724,508	56,055,184
		107,910,745
IT Services - 1.5%
First Data Corp. Class A (a)	7,251,100	113,262,182
Leidos Holdings, Inc.	123,200	6,487,712
Paychex, Inc.	785,338	46,554,837
Sabre Corp. (b)	1,600,300	37,463,023
		203,767,754
Semiconductors & Semiconductor Equipment - 2.0%
KLA-Tencor Corp.	82,300	8,083,506
Maxim Integrated Products, Inc.	1,166,500	51,500,975
Qualcomm, Inc.	3,397,681	182,591,377
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	826,400	27,329,048
		269,504,906
Software - 1.1%
Microsoft Corp.	1,906,400	130,512,144
SS&C Technologies Holdings, Inc.	327,700	12,039,698
		142,551,842
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	603,800	86,735,870

TOTAL INFORMATION TECHNOLOGY		1,329,549,678

MATERIALS - 2.0%
Chemicals - 1.3%
CF Industries Holdings, Inc.	1,111,700	29,726,858
LyondellBasell Industries NV Class A	621,400	52,669,864
The Dow Chemical Co.	1,539,400	96,674,320
		179,071,042
Containers & Packaging - 0.7%
WestRock Co.	1,619,000	86,713,640

TOTAL MATERIALS		265,784,682

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	280,900	35,376,546
Cousins Properties, Inc.	2,505,900	21,275,091
Crown Castle International Corp.	734,500	69,483,700
Duke Realty Corp.	1,222,600	33,902,698
First Potomac Realty Trust	1,835,475	20,190,225
Piedmont Office Realty Trust, Inc. Class A	1,732,437	37,853,748
Public Storage	232,300	48,638,974
Sabra Health Care REIT, Inc.	423,700	11,520,403
Ventas, Inc.	279,300	17,877,993
		296,119,378
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	5,099,608	202,097,465
Verizon Communications, Inc.	6,377,139	292,774,451
		494,871,916
UTILITIES - 5.2%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	229,501	15,567,053
Duke Energy Corp.	517,600	42,702,000
Entergy Corp.	1,024,400	78,120,744
Exelon Corp.	6,852,800	237,312,464
PPL Corp.	3,474,200	132,401,762
Southern Co.	1,476,038	73,506,692
Xcel Energy, Inc.	642,700	28,953,635
		608,564,350
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	589,700	6,669,507
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,682,100	47,990,313
Public Service Enterprise Group, Inc.	656,800	28,932,040
		76,922,353

TOTAL UTILITIES		692,156,210

TOTAL COMMON STOCKS
(Cost $10,672,510,980)		12,814,205,844

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)
(Cost $23,157,786)	23,157,786	23,157,786

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.85% (f)	385,025,003	385,102,008
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)	64,589,358	64,595,817
TOTAL MONEY MARKET FUNDS
(Cost $449,643,267)		449,697,825
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $11,145,312,033)		13,287,061,455
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(45,264,434)
NET ASSETS - 100%		$13,241,797,021

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
General Dynamics Corp.	5/19/17 - $185.00	1,621	$536,815	$(1,539,950)
Raytheon Co.	5/19/17 - $155.00	1,056	268,809	(223,872)
Regions Financial Corp.	5/19/17 - $16.00	14,206	454,582	(14,206)
The Hershey Co.	5/19/17 - $110.00	733	202,428	(56,075)
TOTAL WRITTEN OPTIONS			$1,462,634	$(1,834,103)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $75,267,845.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,157,786 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$23,157,786

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,244,583
Fidelity Securities Lending Cash Central Fund	105,258
Total	$1,349,841

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,177,980,127	$1,177,980,127	$--	$--
Consumer Staples	1,346,332,403	1,346,332,403	--	--
Energy	1,446,126,999	1,446,126,999	--	--
Financials	3,227,397,359	3,227,397,359	--	--
Health Care	1,265,406,779	1,258,472,729	6,934,050	--
Industrials	1,272,480,313	1,272,480,313	--	--
Information Technology	1,329,549,678	1,329,549,678	--	--
Materials	265,784,682	265,784,682	--	--
Real Estate	296,119,378	296,119,378	--	--
Telecommunication Services	494,871,916	494,871,916	--	--
Utilities	692,156,210	692,156,210	--	--
Other	23,157,786	--	--	23,157,786
Money Market Funds	449,697,825	449,697,825	--	--
Total Investments in Securities:	$13,287,061,455	$13,256,969,619	$6,934,050	$23,157,786
Derivative Instruments:
Liabilities
Written Options	$(1,834,103)	$(1,834,103)	$--	$--
Total Liabilities	$(1,834,103)	$(1,834,103)	$--	$--
Total Derivative Instruments:	$(1,834,103)	$(1,834,103)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $11,185,502,674. Net unrealized appreciation aggregated $2,101,558,781, of which $2,457,239,129 related to appreciated investment securities and $355,680,348 related to depreciated investment securities.

Subsequent Event

Effective after the close of business on April 30, 2017, 454,588,598 shares of the Fund held by affiliated entities were redeemed in-kind for investments and cash with a value of $6,049,509,537. The Fund recognized a net realized gain of $1,529,538,334 for book purposes and no gain or loss for federal income tax purpose.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

April 30, 2017

ASE-QTLY-0617
1.884782.105

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	61,900	$5,273,261
Hilton Grand Vacations, Inc. (a)	147,444	4,934,951
Hilton, Inc.	177,581	10,471,952
Marriott International, Inc. Class A	143,941	13,590,909
Park Hotels & Resorts, Inc.	24,185	620,829
Starbucks Corp.	272,138	16,344,608
U.S. Foods Holding Corp.	100,000	2,820,000
Wyndham Worldwide Corp.	117,941	11,240,957
		65,297,467
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (a)	131,560	121,691,684
Liberty Interactive Corp. QVC Group Series A (a)	816,800	17,299,824
		138,991,508
Leisure Products - 0.3%
Hasbro, Inc.	90,300	8,949,633
Mattel, Inc.	542,300	12,158,366
		21,107,999
Media - 3.7%
CBS Corp. Class B	176,700	11,761,152
Charter Communications, Inc. Class A (a)	176,469	60,910,040
Comcast Corp. Class A	740,648	29,025,995
Interpublic Group of Companies, Inc.	660,000	15,556,200
The Walt Disney Co.	753,817	87,141,245
Time Warner, Inc.	205,137	20,363,950
		224,758,582
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	485,960	40,222,909
Specialty Retail - 3.1%
Home Depot, Inc.	592,379	92,470,362
L Brands, Inc.	599,273	31,647,607
O'Reilly Automotive, Inc. (a)	61,320	15,216,558
Ross Stores, Inc.	320,324	20,821,060
TJX Companies, Inc.	389,898	30,661,579
		190,817,166
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	1,062,784	58,888,861
VF Corp.	157,289	8,592,698
		67,481,559

TOTAL CONSUMER DISCRETIONARY		748,677,190

CONSUMER STAPLES - 8.4%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	117,804	20,325,902
Monster Beverage Corp. (a)	403,398	18,306,201
The Coca-Cola Co.	1,500,354	64,740,275
		103,372,378
Food & Staples Retailing - 1.7%
CVS Health Corp.	604,981	49,874,634
Kroger Co.	1,135,500	33,667,575
Rite Aid Corp. (a)	1,209,800	4,839,200
Walgreens Boots Alliance, Inc.	153,329	13,269,092
		101,650,501
Food Products - 0.7%
Bunge Ltd.	206,200	16,295,986
Mondelez International, Inc.	90,000	4,052,700
The Hain Celestial Group, Inc. (a)	245,000	9,062,550
TreeHouse Foods, Inc. (a)	138,800	12,158,880
		41,570,116
Household Products - 0.6%
Colgate-Palmolive Co.	539,607	38,873,288
Kimberly-Clark Corp.	2,000	259,500
		39,132,788
Personal Products - 0.7%
Coty, Inc. Class A	756,371	13,501,222
Estee Lauder Companies, Inc. Class A	360,900	31,448,826
		44,950,048
Tobacco - 3.0%
Altria Group, Inc.	368,230	26,431,549
Philip Morris International, Inc.	1,080,328	119,743,556
Reynolds American, Inc.	561,700	36,229,650
		182,404,755

TOTAL CONSUMER STAPLES		513,080,586

ENERGY - 5.9%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	345,700	20,524,209
Halliburton Co.	72,840	3,341,899
Oceaneering International, Inc.	228,500	6,030,115
Schlumberger Ltd.	548,800	39,837,392
		69,733,615
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	435,381	24,825,425
Cabot Oil & Gas Corp.	313,300	7,281,092
Chevron Corp.	407,529	43,483,344
Cimarex Energy Co.	97,993	11,433,823
Cobalt International Energy, Inc. (a)	739,600	289,258
ConocoPhillips Co.	571,500	27,380,565
Devon Energy Corp.	386,500	15,262,885
EOG Resources, Inc.	363,200	33,596,000
Extraction Oil & Gas, Inc.	37,013	579,253
Exxon Mobil Corp.	543,424	44,370,570
Newfield Exploration Co. (a)	382,600	13,245,612
Parsley Energy, Inc. Class A (a)	376,800	11,224,872
PDC Energy, Inc. (a)	3,300	182,259
Phillips 66 Co.	271,400	21,592,584
Pioneer Natural Resources Co.	112,100	19,392,179
Rice Energy, Inc. (a)	267,600	5,697,204
SM Energy Co.	170,900	3,860,631
The Williams Companies, Inc.	312,100	9,559,623
		293,257,179

TOTAL ENERGY		362,990,794

FINANCIALS - 14.1%
Banks - 5.7%
Bank of America Corp.	4,514,687	105,372,795
Citigroup, Inc.	1,833,684	108,407,398
Huntington Bancshares, Inc.	3,863,157	49,680,199
JPMorgan Chase & Co.	212,600	18,496,200
PNC Financial Services Group, Inc.	418,200	50,079,450
SunTrust Banks, Inc.	254,500	14,458,145
Synovus Financial Corp.	120,051	5,018,132
		351,512,319
Capital Markets - 3.0%
BlackRock, Inc. Class A	90,418	34,772,050
CBOE Holdings, Inc.	184,400	15,196,404
E*TRADE Financial Corp. (a)	742,652	25,658,627
Goldman Sachs Group, Inc.	136,900	30,638,220
IntercontinentalExchange, Inc.	418,900	25,217,780
Legg Mason, Inc.	151,800	5,674,284
Northern Trust Corp.	254,900	22,941,000
State Street Corp.	287,600	24,129,640
		184,228,005
Consumer Finance - 2.0%
Capital One Financial Corp.	1,063,005	85,444,342
SLM Corp. (a)	2,274,746	28,525,315
Synchrony Financial	353,000	9,813,400
		123,783,057
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	124	30,724,720
Class B (a)	91,303	15,084,169
		45,808,889
Insurance - 2.6%
American International Group, Inc.	155,300	9,459,323
Chubb Ltd.	287,354	39,439,337
Marsh & McLennan Companies, Inc.	574,500	42,587,685
The Travelers Companies, Inc.	413,400	50,294,244
Unum Group	368,800	17,086,504
		158,867,093
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	523	27,588

TOTAL FINANCIALS		864,226,951

HEALTH CARE - 13.1%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	200,700	25,645,446
Amgen, Inc.	487,265	79,580,120
Biogen, Inc. (a)	129,124	35,019,720
BioMarin Pharmaceutical, Inc. (a)	150,000	14,376,000
Celgene Corp. (a)	150,400	18,657,120
Regeneron Pharmaceuticals, Inc. (a)	31,600	12,276,284
Vertex Pharmaceuticals, Inc. (a)	240,600	28,462,980
		214,017,670
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	575,900	25,132,276
Boston Scientific Corp. (a)	1,981,210	52,264,320
DexCom, Inc. (a)	125,000	9,745,000
Intuitive Surgical, Inc. (a)	41,300	34,521,431
Medtronic PLC	691,678	57,471,525
		179,134,552
Health Care Providers & Services - 3.4%
Aetna, Inc.	175,000	23,637,250
Cardinal Health, Inc.	110,000	7,984,900
Cigna Corp.	90,000	14,073,300
Henry Schein, Inc. (a)	151,187	26,276,301
Humana, Inc.	117,000	25,971,660
UnitedHealth Group, Inc.	516,600	90,343,008
Universal Health Services, Inc. Class B	173,500	20,951,860
		209,238,279
Health Care Technology - 0.2%
Cerner Corp. (a)	255,000	16,511,250
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	422,600	23,264,130
Bio-Rad Laboratories, Inc. Class A (a)	10,400	2,269,904
Thermo Fisher Scientific, Inc.	169,800	28,073,034
		53,607,068
Pharmaceuticals - 2.2%
Allergan PLC	259,804	63,355,803
Bristol-Myers Squibb Co.	697,500	39,094,875
Merck & Co., Inc.	375,000	23,373,750
Pfizer, Inc.	281,609	9,552,177
		135,376,605

TOTAL HEALTH CARE		807,885,424

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.7%
General Dynamics Corp.	230,500	44,668,595
Northrop Grumman Corp.	191,700	47,150,532
TransDigm Group, Inc.	103,300	25,487,209
United Technologies Corp.	409,748	48,755,915
		166,062,251
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	469,700	20,488,314
Construction & Engineering - 0.7%
AECOM (a)	1,192,435	40,793,201
Electrical Equipment - 1.7%
AMETEK, Inc.	653,049	37,354,403
Eaton Corp. PLC	458,700	34,696,068
Fortive Corp.	494,998	31,313,573
		103,364,044
Industrial Conglomerates - 1.7%
General Electric Co.	1,801,000	52,210,990
Honeywell International, Inc.	388,705	50,974,774
		103,185,764
Machinery - 2.0%
Allison Transmission Holdings, Inc.	803,200	31,067,776
Caterpillar, Inc.	485,300	49,626,778
Flowserve Corp.	480,900	24,463,383
Wabtec Corp. (b)	250,400	21,006,056
		126,163,993
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	267,350	23,970,601
Norfolk Southern Corp.	299,700	35,211,753
		59,182,354
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	451,605	18,199,682

TOTAL INDUSTRIALS		637,439,603

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (a)	77,400	3,253,896
Electronic Equipment & Components - 1.1%
CDW Corp.	146,900	8,680,321
Jabil Circuit, Inc.	1,988,914	57,718,284
		66,398,605
Internet Software & Services - 4.4%
Alphabet, Inc. Class C (a)	179,666	162,770,209
Facebook, Inc. Class A (a)	606,300	91,096,575
Twitter, Inc. (a)	132,300	2,180,304
Yahoo!, Inc. (a)	289,900	13,976,079
		270,023,167
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	580,500	34,963,515
Conduent, Inc. (a)	300,000	4,893,000
Fidelity National Information Services, Inc.	187,300	15,768,787
Global Payments, Inc.	276,700	22,622,992
Total System Services, Inc.	176,000	10,086,560
Vantiv, Inc. (a)	104,500	6,483,180
		94,818,034
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	318,700	24,284,940
Broadcom Ltd.	70,300	15,522,943
Marvell Technology Group Ltd.	691,142	10,380,953
Micron Technology, Inc. (a)	627,600	17,365,692
NVIDIA Corp.	80,380	8,383,634
ON Semiconductor Corp. (a)	2,269,100	32,175,838
Qorvo, Inc. (a)	806,648	54,876,263
Qualcomm, Inc.	568,000	30,524,320
Skyworks Solutions, Inc.	66,400	6,622,736
		200,137,319
Software - 6.3%
Activision Blizzard, Inc.	370,800	19,374,300
Adobe Systems, Inc. (a)	132,000	17,653,680
Autodesk, Inc. (a)	1,784,800	160,756,936
Citrix Systems, Inc. (a)	66,300	5,366,322
Microsoft Corp.	1,545,300	105,791,238
Parametric Technology Corp. (a)	563,002	30,430,258
Salesforce.com, Inc. (a)	348,363	30,001,022
ServiceNow, Inc. (a)	47,300	4,468,904
SS&C Technologies Holdings, Inc.	154,800	5,687,352
Tableau Software, Inc. (a)	21,700	1,164,856
Workday, Inc. Class A (a)	55,000	4,807,000
		385,501,868
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	1,524,742	219,029,188
HP, Inc.	2,503,900	47,123,398
Western Digital Corp.	103,176	9,189,886
		275,342,472

TOTAL INFORMATION TECHNOLOGY		1,295,475,361

MATERIALS - 3.1%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	590,325	47,078,419
LyondellBasell Industries NV Class A	227,600	19,291,376
Monsanto Co.	114,700	13,375,167
Platform Specialty Products Corp. (a)	804,500	11,399,765
PPG Industries, Inc.	54,385	5,973,648
Sherwin-Williams Co.	48,900	16,365,852
W.R. Grace & Co.	209,900	14,634,228
		128,118,455
Construction Materials - 0.2%
Eagle Materials, Inc.	125,800	12,073,026
Containers & Packaging - 0.6%
Ball Corp.	208,000	15,993,120
WestRock Co.	386,370	20,693,977
		36,687,097
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	1,210,000	15,427,500

TOTAL MATERIALS		192,306,078

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	280,500	35,326,170
Boston Properties, Inc.	154,500	19,559,700
Colony NorthStar, Inc.	618,119	8,078,815
Corporate Office Properties Trust (SBI)	194,600	6,371,204
Corrections Corp. of America	146,800	5,057,260
Equinix, Inc.	71,200	29,740,240
Equity Lifestyle Properties, Inc.	250,300	20,251,773
Extra Space Storage, Inc.	203,600	15,377,908
Gaming & Leisure Properties	300,700	10,464,360
Omega Healthcare Investors, Inc. (b)	205,100	6,768,300
Prologis, Inc.	526,700	28,657,747
SBA Communications Corp. Class A (a)	75,200	9,512,048
Store Capital Corp.	583,700	14,002,963
VEREIT, Inc.	1,773,700	14,845,869
		224,014,357
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	177,000	6,338,370

TOTAL REAL ESTATE		230,352,727

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,311,500	51,974,745
Level 3 Communications, Inc. (a)	265,530	16,133,603
Verizon Communications, Inc.	596,693	27,394,176
Zayo Group Holdings, Inc. (a)	260,100	9,121,707
		104,624,231
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	304,963	20,514,861
Telephone & Data Systems, Inc.	129,343	3,551,759
		24,066,620

TOTAL TELECOMMUNICATION SERVICES		128,690,851

UTILITIES - 3.0%
Electric Utilities - 2.1%
Edison International	70,873	5,667,714
Exelon Corp.	618,200	21,408,266
FirstEnergy Corp.	275,500	8,248,470
Great Plains Energy, Inc.	338,700	10,022,133
NextEra Energy, Inc.	407,100	54,372,276
PG&E Corp.	457,967	30,706,687
		130,425,546
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	247,100	4,175,990
Multi-Utilities - 0.8%
Sempra Energy	439,844	49,711,169

TOTAL UTILITIES		184,312,705

TOTAL COMMON STOCKS
(Cost $4,298,845,339)		5,965,438,270
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.78% 5/18/17 to 6/29/17 (c)
(Cost $5,734,303)	5,740,000	5,734,547
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.85% (d)	199,572,290	$199,612,204
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	28,201,980	28,204,800
TOTAL MONEY MARKET FUNDS
(Cost $227,806,404)		227,817,004
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $4,532,386,046)		6,198,989,821
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(56,889,799)
NET ASSETS - 100%		$6,142,100,022

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
446 CME E-mini S&P 500 Index Contracts (United States)	June 2017	53,085,150	$985,012

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,357,222.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$333,844
Fidelity Securities Lending Cash Central Fund	3,622
Total	$337,466

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$748,677,190	$748,677,190	$--	$--
Consumer Staples	513,080,586	513,080,586	--	--
Energy	362,990,794	362,990,794	--	--
Financials	864,226,951	864,226,951	--	--
Health Care	807,885,424	807,885,424	--	--
Industrials	637,439,603	637,439,603	--	--
Information Technology	1,295,475,361	1,295,475,361	--	--
Materials	192,306,078	192,306,078	--	--
Real Estate	230,352,727	230,352,727	--	--
Telecommunication Services	128,690,851	128,690,851	--	--
Utilities	184,312,705	184,312,705	--	--
U.S. Government and Government Agency Obligations	5,734,547	--	5,734,547	--
Money Market Funds	227,817,004	227,817,004	--	--
Total Investments in Securities:	$6,198,989,821	$6,193,255,274	$5,734,547	$--
Derivative Instruments:
Assets
Futures Contracts	$985,012	$985,012	$--	$--
Total Assets	$985,012	$985,012	$--	$--
Total Derivative Instruments:	$985,012	$985,012	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017 the cost of investment securities for income tax purposes was $4,537,468,903. Net unrealized appreciation aggregated $1,661,520,918, of which $1,761,194,159 related to appreciated investment securities and $99,673,241 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

April 30, 2017

EQU-QTLY-0617
1.800336.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.2%
Delphi Automotive PLC	246,800	$19,843
Automobiles - 1.9%
Fiat Chrysler Automobiles NV (a)	372,400	4,234
Fiat Chrysler Automobiles NV (a)	3,423,700	38,749
General Motors Co.	3,417,200	118,372
		161,355
Hotels, Restaurants & Leisure - 1.1%
Dunkin' Brands Group, Inc.	1,295,200	72,350
Whitbread PLC	391,430	20,457
		92,807
Household Durables - 0.7%
M.D.C. Holdings, Inc.	1,122,780	34,817
Tupperware Brands Corp.	403,200	28,954
		63,771
Leisure Products - 0.2%
Polaris Industries, Inc. (b)	200,800	17,120
Media - 3.6%
Comcast Corp. Class A	4,974,388	194,946
Daiichikosho Co. Ltd.	736,000	31,922
ITV PLC	5,871,300	15,969
The Walt Disney Co.	246,300	28,472
Time Warner, Inc.	463,600	46,022
		317,331
Multiline Retail - 1.1%
Kohl's Corp.	660,924	25,796
Macy's, Inc.	974,500	28,475
Target Corp.	754,609	42,145
		96,416
Specialty Retail - 0.4%
Bed Bath & Beyond, Inc.	90,600	3,511
Foot Locker, Inc.	179,100	13,852
GNC Holdings, Inc.	546,543	4,252
Lewis Group Ltd.	2,117,300	5,990
Williams-Sonoma, Inc. (b)	154,700	8,362
		35,967

TOTAL CONSUMER DISCRETIONARY		804,610

CONSUMER STAPLES - 9.9%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	508,495	48,760
The Coca-Cola Co.	1,111,400	47,957
		96,717
Food & Staples Retailing - 3.9%
CVS Health Corp.	1,164,500	96,001
Kroger Co.	282,300	8,370
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	189,404	9,047
Wal-Mart Stores, Inc.	1,428,791	107,417
Walgreens Boots Alliance, Inc.	1,058,920	91,639
Whole Foods Market, Inc.	667,100	24,262
		336,736
Food Products - 1.1%
B&G Foods, Inc. Class A	895,767	37,622
Hilton Food Group PLC	1,240,932	12,368
Morinaga & Co. Ltd.	223,300	10,557
The Hain Celestial Group, Inc. (a)	159,200	5,889
The Hershey Co. (c)	156,500	16,933
The J.M. Smucker Co.	87,400	11,075
		94,444
Household Products - 3.2%
Kimberly-Clark Corp.	283,000	36,719
Procter & Gamble Co.	2,776,697	242,489
		279,208
Personal Products - 0.2%
Unilever NV (NY Reg.) (a)	442,600	23,121
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	245,800	16,724
Reynolds American, Inc.	258,400	16,667
		33,391

TOTAL CONSUMER STAPLES		863,617

ENERGY - 10.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	401,600	23,843
Halliburton Co.	466,400	21,398
Oceaneering International, Inc.	115,400	3,045
Schlumberger Ltd.	493,000	35,787
		84,073
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	614,432	35,035
Apache Corp.	623,001	30,303
Chevron Corp.	1,130,372	120,611
ConocoPhillips Co.	2,555,500	122,434
Energy Transfer Equity LP	147,200	2,747
EQT Midstream Partners LP	19,800	1,545
Exxon Mobil Corp.	206,300	16,844
Golar LNG Ltd.	271,100	6,916
Imperial Oil Ltd.	519,300	15,107
Kinder Morgan, Inc.	2,486,200	51,290
Legacy Reserves LP (a)	1,845,900	3,839
MPLX LP	669,311	23,580
Suncor Energy, Inc.	3,398,400	106,504
The Williams Companies, Inc.	5,329,643	163,247
Williams Partners LP	3,503,269	143,389
		843,391

TOTAL ENERGY		927,464

FINANCIALS - 24.5%
Banks - 13.0%
Bank of America Corp.	6,272,000	146,388
Comerica, Inc.	757,072	53,525
Huntington Bancshares, Inc.	658,168	8,464
JPMorgan Chase & Co.	4,431,382	385,533
KeyCorp	2,998,616	54,695
Lakeland Financial Corp.	357,600	16,328
Lloyds Banking Group PLC	12,478,000	11,212
M&T Bank Corp.	605,378	94,082
Prosperity Bancshares, Inc.	28,600	1,922
Regions Financial Corp. (c)	3,178,900	43,710
Standard Chartered PLC (United Kingdom) (a)	1,432,566	13,382
SunTrust Banks, Inc.	1,215,200	69,036
U.S. Bancorp	1,935,422	99,248
Wells Fargo & Co.	2,442,950	131,528
		1,129,053
Capital Markets - 6.6%
Apollo Global Management LLC Class A	280,300	7,504
Ares Capital Corp.	1,096,674	19,301
Ares Management LP	266,715	5,241
AURELIUS AG (b)	258,470	12,754
KKR & Co. LP	6,706,565	127,291
Morgan Stanley	1,715,731	74,411
S&P Global, Inc.	127,300	17,082
State Street Corp.	1,550,999	130,129
The Blackstone Group LP	5,444,132	167,897
TPG Specialty Lending, Inc.	372,293	7,785
Virtu Financial, Inc. Class A (b)	245,800	3,785
		573,180
Consumer Finance - 0.2%
Capital One Financial Corp.	191,600	15,401
Insurance - 4.4%
American International Group, Inc.	124,900	7,608
Chubb Ltd.	1,360,000	186,660
Marsh & McLennan Companies, Inc.	251,000	18,607
MetLife, Inc.	2,175,138	112,694
Prudential Financial, Inc.	534,477	57,205
		382,774
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	131,263	2,766
Two Harbors Investment Corp.	803,478	8,027
		10,793
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,190,076	20,088

TOTAL FINANCIALS		2,131,289

HEALTH CARE - 9.8%
Biotechnology - 1.2%
Amgen, Inc.	529,800	86,527
Gilead Sciences, Inc.	324,900	22,272
		108,799
Health Care Equipment & Supplies - 2.4%
Dentsply Sirona, Inc.	375,100	23,721
Hoya Corp.	469,200	22,409
Medtronic PLC	1,987,556	165,146
		211,276
Health Care Providers & Services - 0.1%
Anthem, Inc.	29,900	5,319
HealthSouth Corp.	3	0
		5,319
Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	1,918,500	25,299
Bristol-Myers Squibb Co.	548,800	30,760
GlaxoSmithKline PLC	4,451,700	89,603
Johnson & Johnson	2,053,948	253,601
Merck & Co., Inc.	566,100	35,285
Pfizer, Inc.	902,579	30,615
Sanofi SA	299,103	28,263
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,207,300	38,127
		531,553

TOTAL HEALTH CARE		856,947

INDUSTRIALS - 9.6%
Aerospace & Defense - 3.2%
General Dynamics Corp. (c)	403,600	78,214
Raytheon Co. (c)	265,800	41,255
The Boeing Co.	126,100	23,307
United Technologies Corp.	1,159,820	138,007
		280,783
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	125,556	9,128
PostNL NV (b)	5,594,400	27,709
United Parcel Service, Inc. Class B	1,239,573	133,205
		170,042
Airlines - 0.3%
Allegiant Travel Co.	18,200	2,646
Copa Holdings SA Class A	221,400	25,775
		28,421
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	1,129,500	49,269
Mears Group PLC	198,400	1,339
Waste Connection, Inc. (Canada)	116,297	10,699
		61,307
Electrical Equipment - 0.8%
AMETEK, Inc.	162,200	9,278
Eaton Corp. PLC	638,800	48,319
Regal Beloit Corp.	189,800	14,966
		72,563
Industrial Conglomerates - 2.5%
General Electric Co.	6,442,155	186,758
Roper Technologies, Inc.	138,000	30,181
		216,939
Machinery - 0.1%
Allison Transmission Holdings, Inc.	237,700	9,194

TOTAL INDUSTRIALS		839,249

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 3.6%
Cisco Systems, Inc.	9,247,986	315,079
Electronic Equipment & Components - 0.8%
Dell Technologies, Inc. (a)	488,303	32,770
TE Connectivity Ltd.	420,832	32,560
		65,330
IT Services - 1.5%
First Data Corp. Class A (a)	4,487,736	70,098
Leidos Holdings, Inc.	76,800	4,044
Paychex, Inc.	487,257	28,885
Sabre Corp.	964,300	22,574
		125,601
Semiconductors & Semiconductor Equipment - 1.9%
KLA-Tencor Corp.	50,400	4,950
Maxim Integrated Products, Inc.	728,800	32,177
Qualcomm, Inc.	2,115,216	113,672
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	519,100	17,167
		167,966
Software - 1.7%
Micro Focus International PLC	1,788,200	59,940
Microsoft Corp.	1,205,416	82,523
SS&C Technologies Holdings, Inc.	207,000	7,605
		150,068
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	375,000	53,869
Inventec Corp.	13,096,000	9,728
		63,597

TOTAL INFORMATION TECHNOLOGY		887,641

MATERIALS - 1.8%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	392,300	33,251
Potash Corp. of Saskatchewan, Inc.	738,900	12,461
The Dow Chemical Co.	949,400	59,622
		105,334
Containers & Packaging - 0.6%
WestRock Co.	879,900	47,127

TOTAL MATERIALS		152,461

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	155,100	19,533
Cousins Properties, Inc.	1,777,200	15,088
Crown Castle International Corp.	419,400	39,675
Duke Realty Corp.	728,600	20,204
First Potomac Realty Trust	1,790,125	19,691
Piedmont Office Realty Trust, Inc. Class A	995,900	21,760
Public Storage	132,100	27,659
Sabra Health Care REIT, Inc.	256,800	6,982
Ventas, Inc.	242,503	15,523
		186,115
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	3,056,389	121,125
Verizon Communications, Inc.	3,713,360	170,480
		291,605
Wireless Telecommunication Services - 0.1%
KDDI Corp.	354,800	9,407

TOTAL TELECOMMUNICATION SERVICES		301,012

UTILITIES - 4.9%
Electric Utilities - 4.3%
American Electric Power Co., Inc.	145,482	9,868
Duke Energy Corp.	318,600	26,285
Entergy Corp.	610,900	46,587
Exelon Corp.	4,377,400	151,589
PPL Corp.	2,069,900	78,884
Southern Co.	840,577	41,861
Xcel Energy, Inc.	424,500	19,124
		374,198
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	361,600	4,090
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,085,000	30,955
Public Service Enterprise Group, Inc.	397,400	17,505
		48,460

TOTAL UTILITIES		426,748

TOTAL COMMON STOCKS
(Cost $6,676,306)		8,377,153

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 5.25%	15,500	2,257
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25% (a)	71,572	1,317
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.50% (a)	1,650	2,093
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	1,928	1,665
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	25,000	2,738
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (a)	39,700	2,851
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,278)		12,921
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.3%
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26 (d)	2,030	2,484
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	2,626	1,208
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	3,570	3,195
		4,403
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
InterDigital, Inc. 1.5% 3/1/20	1,920	2,587
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	5,048	4,638
VeriSign, Inc. 4.452% 8/15/37 (e)	1,145	2,983
		7,621
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	1,710	2,990
TOTAL INFORMATION TECHNOLOGY		13,198

TOTAL CONVERTIBLE BONDS		20,085

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)	2,085	2,278
TOTAL CORPORATE BONDS
(Cost $21,457)		22,363

Preferred Securities - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 5%(e)(f)
(Cost $4,636)	4,410	4,768
	Shares	Value (000s)

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (g)(h)
(Cost $15,119)	15,119,286	15,119

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.85% (i)	266,362,083	266,415
Fidelity Securities Lending Cash Central Fund 0.86% (i)(j)	30,479,090	30,482
TOTAL MONEY MARKET FUNDS
(Cost $296,845)		296,897
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $7,025,641)		8,729,221
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(23,119)
NET ASSETS - 100%		$8,706,102

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
General Dynamics Corp.	5/19/17 - $185.00	1,012	$335	$(961)
Raytheon Co.	5/19/17 - $155.00	640	163	(136)
Regions Financial Corp.	5/19/17 - $16.00	9,367	300	(9)
The Hershey Co.	5/19/17 - $110.00	475	131	(36)
TOTAL WRITTEN OPTIONS			$929	$(1,142)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $47,564,000.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,957,000 or 0.1% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,119,000 or 0.2% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$15,119

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$711
Fidelity Securities Lending Cash Central Fund	78
Total	$789

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$804,610	$804,610	$--	$--
Consumer Staples	865,874	863,617	2,257	--
Energy	928,781	927,464	1,317	--
Financials	2,133,382	2,120,077	13,305	--
Health Care	858,612	713,782	144,830	--
Industrials	839,249	839,249	--	--
Information Technology	887,641	887,641	--	--
Materials	152,461	152,461	--	--
Real Estate	186,115	186,115	--	--
Telecommunication Services	303,750	291,605	12,145	--
Utilities	429,599	426,748	2,851	--
Corporate Bonds	22,363	--	22,363	--
Preferred Securities	4,768	--	4,768	--
Other	15,119	--	--	15,119
Money Market Funds	296,897	296,897	--	--
Total Investments in Securities:	$8,729,221	$8,510,266	$203,836	$15,119
Derivative Instruments:
Liabilities
Written Options	$(1,142)	$(1,142)	$--	$--
Total Liabilities	$(1,142)	$(1,142)	$--	$--
Total Derivative Instruments:	$(1,142)	$(1,142)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $7,063,497,000. Net unrealized appreciation aggregated $1,665,724,000 of which $1,980,672,000 related to appreciated investment securities and $314,948,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Value Fund

April 30, 2017

ZXU-QTLY-0617
1.9881560.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.5%
Delphi Automotive PLC	67	$5,387
Diversified Consumer Services - 0.8%
ServiceMaster Global Holdings, Inc. (a)	220	8,382
Household Durables - 0.7%
Whirlpool Corp.	37	6,870
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	190	4,024
Leisure Products - 0.2%
Mattel, Inc.	79	1,771
Media - 1.9%
Charter Communications, Inc. Class A (a)	7	2,416
Liberty Broadband Corp. Class C (a)	62	5,652
Time Warner, Inc.	28	2,780
Twenty-First Century Fox, Inc. Class A	255	7,788
		18,636
Multiline Retail - 0.6%
Target Corp.	99	5,529

TOTAL CONSUMER DISCRETIONARY		50,599

CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 1.9%
Kroger Co.	115	3,410
Wal-Mart Stores, Inc.	46	3,458
Walgreens Boots Alliance, Inc.	135	11,683
		18,551
Food Products - 2.2%
Mondelez International, Inc.	121	5,449
The J.M. Smucker Co.	63	7,983
The Kraft Heinz Co.	89	8,045
		21,477
Household Products - 2.7%
Procter & Gamble Co.	304	26,548
Tobacco - 0.9%
Philip Morris International, Inc.	80	8,867

TOTAL CONSUMER STAPLES		75,443

ENERGY - 11.5%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	208	12,349
Oil, Gas & Consumable Fuels - 10.3%
Cabot Oil & Gas Corp.	405	9,412
Cenovus Energy, Inc.	656	6,541
Chevron Corp.	178	18,993
ConocoPhillips Co.	465	22,278
Diamondback Energy, Inc. (a)	89	8,886
Phillips 66 Co.	150	11,934
Suncor Energy, Inc.	744	23,317
		101,361

TOTAL ENERGY		113,710

FINANCIALS - 26.6%
Banks - 10.1%
CIT Group, Inc.	213	9,864
Citigroup, Inc.	237	14,011
First Citizen Bancshares, Inc.	29	10,094
PNC Financial Services Group, Inc.	67	8,023
Popular, Inc.	129	5,406
U.S. Bancorp	294	15,076
Wells Fargo & Co.	685	36,880
		99,354
Capital Markets - 3.1%
Fortress Investment Group LLC	162	1,302
Franklin Resources, Inc.	103	4,440
Goldman Sachs Group, Inc.	80	17,904
Interactive Brokers Group, Inc.	198	6,896
		30,542
Consumer Finance - 1.5%
Ally Financial, Inc.	283	5,603
Discover Financial Services	146	9,138
		14,741
Diversified Financial Services - 5.8%
Berkshire Hathaway, Inc. Class B (a)	347	57,323
Insurance - 5.5%
AFLAC, Inc.	157	11,756
Chubb Ltd.	183	25,117
Kansas City Life Insurance Co.	67	3,049
National Western Life Group, Inc.	11	3,369
Torchmark Corp.	138	10,586
		53,877
Thrifts & Mortgage Finance - 0.6%
Meridian Bancorp, Inc. Maryland	361	6,336

TOTAL FINANCIALS		262,173

HEALTH CARE - 10.7%
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	172	7,506
Medtronic PLC	154	12,796
Zimmer Biomet Holdings, Inc.	24	2,872
		23,174
Health Care Providers & Services - 1.0%
Aetna, Inc.	27	3,647
Anthem, Inc.	20	3,558
Cigna Corp.	19	2,971
		10,176
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	26	4,299
Pharmaceuticals - 6.9%
Allergan PLC	17	4,146
Jazz Pharmaceuticals PLC (a)	61	9,716
Johnson & Johnson	209	25,805
Merck & Co., Inc.	244	15,209
Pfizer, Inc.	399	13,534
		68,410

TOTAL HEALTH CARE		106,059

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	218	4,885
Raytheon Co.	27	4,191
United Technologies Corp.	51	6,068
		15,144
Airlines - 1.4%
American Airlines Group, Inc.	322	13,724
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	35	2,987
Electrical Equipment - 1.3%
AMETEK, Inc.	111	6,349
Fortive Corp.	103	6,516
		12,865
Industrial Conglomerates - 2.4%
General Electric Co.	800	23,192
Machinery - 0.3%
Deere & Co.	24	2,679
Road & Rail - 1.6%
CSX Corp.	293	14,896
Union Pacific Corp.	11	1,232
		16,128

TOTAL INDUSTRIALS		86,719

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	654	22,282
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	148	9,932
Internet Software & Services - 0.6%
Alphabet, Inc. Class A (a)	6	5,547
IT Services - 1.7%
Amdocs Ltd.	148	9,064
Cognizant Technology Solutions Corp. Class A (a)	45	2,710
CoreLogic, Inc. (a)	72	3,077
Total System Services, Inc.	40	2,292
		17,143
Semiconductors & Semiconductor Equipment - 1.1%
Qualcomm, Inc.	194	10,426
Software - 1.7%
Oracle Corp.	250	11,240
SS&C Technologies Holdings, Inc.	156	5,731
		16,971
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	96	13,790
HP, Inc.	166	3,124
		16,914

TOTAL INFORMATION TECHNOLOGY		99,215

MATERIALS - 2.8%
Chemicals - 2.4%
E.I. du Pont de Nemours & Co.	137	10,926
Eastman Chemical Co.	64	5,104
LyondellBasell Industries NV Class A	47	3,984
Westlake Chemical Corp.	59	3,673
		23,687
Containers & Packaging - 0.4%
Ball Corp.	55	4,229

TOTAL MATERIALS		27,916

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	6	756
Colony NorthStar, Inc.	326	4,261
SBA Communications Corp. Class A (a)	28	3,542
Seritage Growth Properties	6	249
		8,808
Real Estate Management & Development - 1.0%
Consolidated-Tomoka Land Co.	70	3,796
Jones Lang LaSalle, Inc.	13	1,493
Kennedy-Wilson Holdings, Inc.	244	4,978
		10,267

TOTAL REAL ESTATE		19,075

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	509	20,172
Verizon Communications, Inc.	226	10,376
		30,548
UTILITIES - 6.1%
Electric Utilities - 4.0%
Alliant Energy Corp.	94	3,696
American Electric Power Co., Inc.	97	6,580
Edison International	81	6,478
NextEra Energy, Inc.	72	9,616
PG&E Corp.	113	7,577
Xcel Energy, Inc.	135	6,082
		40,029
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	244	2,760
Multi-Utilities - 1.8%
CMS Energy Corp.	109	4,949
DTE Energy Co.	53	5,543
Sempra Energy	65	7,346
		17,838

TOTAL UTILITIES		60,627

TOTAL COMMON STOCKS
(Cost $946,009)		932,084

Nonconvertible Preferred Stocks - 0.7%
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $7,585)	290	7,453

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.85% (b)
(Cost $29,858)	29,852	29,858
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $983,452)		969,395
NET OTHER ASSETS (LIABILITIES) - 1.9%		18,407
NET ASSETS - 100%		$987,802

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82
Total	$82

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $983,453. Net unrealized depreciation aggregated $14,058, of which $13,751 related to appreciated investment securities and $27,809 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

April 30, 2017

LCV-QTLY-0617
1.800356.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.5%
Delphi Automotive PLC	47,600	$3,827,040
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	123,233	4,695,177
Household Durables - 0.7%
Whirlpool Corp.	26,530	4,926,090
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	135,914	2,878,659
Leisure Products - 0.2%
Mattel, Inc.	61,200	1,372,104
Media - 1.9%
Charter Communications, Inc. Class A (a)	5,255	1,813,816
Liberty Broadband Corp. Class C (a)	44,387	4,046,319
Time Warner, Inc.	21,877	2,171,730
Twenty-First Century Fox, Inc. Class A	182,000	5,558,280
		13,590,145
Multiline Retail - 0.5%
Target Corp.	70,534	3,939,324

TOTAL CONSUMER DISCRETIONARY		35,228,539

CONSUMER STAPLES - 8.0%
Food & Staples Retailing - 2.0%
Kroger Co.	94,800	2,810,820
Wal-Mart Stores, Inc.	35,445	2,664,755
Walgreens Boots Alliance, Inc.	100,940	8,735,348
		14,210,923
Food Products - 2.3%
Mondelez International, Inc.	94,500	4,255,335
The J.M. Smucker Co.	48,342	6,125,898
The Kraft Heinz Co.	70,100	6,336,339
		16,717,572
Household Products - 2.8%
Procter & Gamble Co.	227,180	19,839,629
Tobacco - 0.9%
Philip Morris International, Inc.	59,900	6,639,316

TOTAL CONSUMER STAPLES		57,407,440

ENERGY - 11.6%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	145,900	8,662,083
Dril-Quip, Inc. (a)	77,200	3,979,660
		12,641,743
Oil, Gas & Consumable Fuels - 9.9%
Cabot Oil & Gas Corp.	284,100	6,602,484
Cenovus Energy, Inc.	460,100	4,587,349
Chevron Corp.	124,900	13,326,830
ConocoPhillips Co.	326,200	15,628,242
Diamondback Energy, Inc. (a)	62,400	6,230,016
Phillips 66 Co.	105,200	8,369,712
Suncor Energy, Inc.	521,800	16,352,957
		71,097,590

TOTAL ENERGY		83,739,333

FINANCIALS - 26.8%
Banks - 10.0%
CIT Group, Inc.	153,600	7,113,216
Citigroup, Inc.	170,600	10,085,872
First Citizen Bancshares, Inc.	11,600	4,037,496
First Citizen Bancshares, Inc. Class A	10,000	3,480,600
PNC Financial Services Group, Inc.	48,100	5,759,975
Popular, Inc.	98,280	4,118,915
U.S. Bancorp	211,700	10,855,976
Wells Fargo & Co.	493,600	26,575,424
		72,027,474
Capital Markets - 3.4%
Cowen Group, Inc. Class A (a)(b)	152,900	2,431,110
Fortress Investment Group LLC	116,900	939,876
Franklin Resources, Inc.	73,900	3,185,829
Goldman Sachs Group, Inc.	57,900	12,958,020
Interactive Brokers Group, Inc.	142,900	4,977,207
		24,492,042
Consumer Finance - 1.5%
Ally Financial, Inc.	203,800	4,035,240
Discover Financial Services	105,200	6,584,468
		10,619,708
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class B (a)	226,057	37,346,877
Insurance - 5.9%
AFLAC, Inc.	113,250	8,480,160
AMBAC Financial Group, Inc. (a)	180,000	3,497,400
Chubb Ltd.	132,100	18,130,725
Kansas City Life Insurance Co.	48,004	2,184,182
National Western Life Group, Inc.	8,250	2,526,480
Torchmark Corp.	99,225	7,611,550
		42,430,497
Mortgage Real Estate Investment Trusts - 0.2%
Resource Capital Corp.	143,200	1,338,920
Thrifts & Mortgage Finance - 0.6%
Meridian Bancorp, Inc. Maryland	259,864	4,560,613

TOTAL FINANCIALS		192,816,131

HEALTH CARE - 10.1%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	4,800	613,344
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	97,639	4,260,966
Medtronic PLC	116,520	9,681,647
Zimmer Biomet Holdings, Inc.	8,482	1,014,871
		14,957,484
Health Care Providers & Services - 1.0%
Aetna, Inc.	21,115	2,852,003
Anthem, Inc.	10,137	1,803,271
Capital Senior Living Corp. (a)	60,000	838,200
Cigna Corp.	12,632	1,975,266
		7,468,740
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	4,534	749,606
Pharmaceuticals - 6.8%
Allergan PLC	13,340	3,253,092
Jazz Pharmaceuticals PLC (a)	37,427	5,961,373
Johnson & Johnson	145,002	17,903,397
Merck & Co., Inc.	189,359	11,802,746
Pfizer, Inc.	308,771	10,473,512
		49,394,120

TOTAL HEALTH CARE		73,183,294

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	116,444	2,609,510
Raytheon Co.	14,450	2,242,785
United Technologies Corp.	48,970	5,826,940
		10,679,235
Airlines - 1.1%
American Airlines Group, Inc.	184,280	7,854,014
Construction & Engineering - 1.1%
AECOM (a)	239,270	8,185,427
Electrical Equipment - 1.1%
AMETEK, Inc.	71,480	4,088,656
Fortive Corp.	66,060	4,178,956
		8,267,612
Industrial Conglomerates - 2.3%
General Electric Co.	561,280	16,271,507
Machinery - 0.2%
Deere & Co.	11,227	1,253,045
Road & Rail - 1.2%
CSX Corp.	176,260	8,961,058

TOTAL INDUSTRIALS		61,471,898

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 2.3%
Cisco Systems, Inc.	489,400	16,673,858
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	104,500	7,012,995
Internet Software & Services - 0.6%
Alphabet, Inc. Class A (a)	4,700	4,345,244
IT Services - 2.0%
Amdocs Ltd.	125,950	7,713,178
Cognizant Technology Solutions Corp. Class A (a)	40,600	2,445,338
CoreLogic, Inc. (a)	34,900	1,491,626
Leidos Holdings, Inc.	31,700	1,669,322
Total System Services, Inc.	15,600	894,036
		14,213,500
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	134,800	7,244,152
Software - 1.7%
Oracle Corp.	187,600	8,434,496
SS&C Technologies Holdings, Inc.	107,200	3,938,528
		12,373,024
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	70,200	10,084,230

TOTAL INFORMATION TECHNOLOGY		71,947,003

MATERIALS - 2.8%
Chemicals - 2.4%
E.I. du Pont de Nemours & Co.	98,400	7,847,400
Eastman Chemical Co.	46,100	3,676,475
LyondellBasell Industries NV Class A	33,900	2,873,364
Westlake Chemical Corp.	42,900	2,670,525
		17,067,764
Containers & Packaging - 0.4%
Ball Corp.	39,400	3,029,466

TOTAL MATERIALS		20,097,230

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	5,000	629,700
Colony NorthStar, Inc.	253,944	3,319,048
SBA Communications Corp. Class A (a)	9,200	1,163,708
Seritage Growth Properties (b)	5,000	207,500
		5,319,956
Real Estate Management & Development - 0.8%
Consolidated-Tomoka Land Co.	54,350	2,947,401
Jones Lang LaSalle, Inc.	10,000	1,148,600
Kennedy-Wilson Holdings, Inc. (a)	90,000	1,836,000
		5,932,001

TOTAL REAL ESTATE		11,251,957

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	375,100	14,865,213
Verizon Communications, Inc.	173,900	7,983,749
		22,848,962
UTILITIES - 6.1%
Electric Utilities - 4.0%
Alliant Energy Corp.	68,300	2,685,556
American Electric Power Co., Inc.	70,400	4,775,232
Edison International	58,500	4,678,245
NextEra Energy, Inc.	52,410	6,999,880
PG&E Corp.	81,900	5,491,395
Xcel Energy, Inc.	98,100	4,419,405
		29,049,713
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	177,600	2,008,656
Multi-Utilities - 1.8%
CMS Energy Corp.	79,400	3,604,760
DTE Energy Co.	38,800	4,058,092
Sempra Energy	47,350	5,351,497
		13,014,349

TOTAL UTILITIES		44,072,718

TOTAL COMMON STOCKS
(Cost $604,028,357)		674,064,505

Nonconvertible Preferred Stocks - 0.8%
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $5,109,713)	225,866	5,804,756
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.74% to 0.8% 6/22/17 to 7/6/17 (c)
(Cost $679,185)	680,000	679,236
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.85% (d)	33,546,339	$33,553,048
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	2,300,715	2,300,945
TOTAL MONEY MARKET FUNDS
(Cost $35,854,370)		35,853,993
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $645,671,625)		716,402,490
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,761,075
NET ASSETS - 100%		$720,163,565

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
127 ICE Russell 1000 Value Index Contracts (United States)	June 2017	7,145,020	$(16,545)

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $471,520.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,532
Fidelity Securities Lending Cash Central Fund	4,264
Total	$43,796

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$35,228,539	$35,228,539	$--	$--
Consumer Staples	57,407,440	57,407,440	--	--
Energy	83,739,333	83,739,333	--	--
Financials	192,816,131	192,816,131	--	--
Health Care	73,183,294	73,183,294	--	--
Industrials	61,471,898	61,471,898	--	--
Information Technology	71,947,003	71,947,003	--	--
Materials	20,097,230	20,097,230	--	--
Real Estate	17,056,713	17,056,713	--	--
Telecommunication Services	22,848,962	22,848,962	--	--
Utilities	44,072,718	44,072,718	--	--
U.S. Government and Government Agency Obligations	679,236	--	679,236	--
Money Market Funds	35,853,993	35,853,993	--	--
Total Investments in Securities:	$716,402,490	$715,723,254	$679,236	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(16,545)	$(16,545)	$--	$--
Total Liabilities	$(16,545)	$(16,545)	$--	$--
Total Derivative Instruments:	$(16,545)	$(16,545)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $650,299,181. Net unrealized appreciation aggregated $66,103,309, of which $93,180,464 related to appreciated investment securities and $27,077,155 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity-Income Fund

April 30, 2017

AEDTI-QTLY-0617
1.950933.104

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
Delphi Automotive PLC	49,400	$3,971,760
Automobiles - 1.9%
Fiat Chrysler Automobiles NV (a)	74,700	849,339
Fiat Chrysler Automobiles NV (a)	661,300	7,484,479
General Motors Co.	666,700	23,094,488
		31,428,306
Hotels, Restaurants & Leisure - 0.9%
Dunkin' Brands Group, Inc.	255,900	14,294,574
Household Durables - 0.8%
M.D.C. Holdings, Inc.	226,170	7,013,532
Tupperware Brands Corp.	78,500	5,637,085
		12,650,617
Leisure Products - 0.2%
Polaris Industries, Inc. (b)	40,700	3,470,082
Media - 3.3%
Comcast Corp. Class A	1,016,356	39,830,992
The Walt Disney Co.	48,100	5,560,360
Time Warner, Inc.	92,300	9,162,621
		54,553,973
Multiline Retail - 1.2%
Kohl's Corp.	132,302	5,163,747
Macy's, Inc.	196,100	5,730,042
Target Corp.	150,597	8,410,842
		19,304,631
Specialty Retail - 0.4%
Bed Bath & Beyond, Inc.	18,400	713,000
Foot Locker, Inc.	35,500	2,745,570
GNC Holdings, Inc. (b)	129,300	1,005,954
Williams-Sonoma, Inc. (b)	33,200	1,794,460
		6,258,984

TOTAL CONSUMER DISCRETIONARY		145,932,927

CONSUMER STAPLES - 10.2%
Beverages - 1.2%
Molson Coors Brewing Co. Class B	102,900	9,867,081
The Coca-Cola Co.	216,300	9,333,345
		19,200,426
Food & Staples Retailing - 3.9%
CVS Health Corp.	232,287	19,149,740
Kroger Co.	60,500	1,793,825
Wal-Mart Stores, Inc.	265,742	19,978,484
Walgreens Boots Alliance, Inc.	207,086	17,921,222
Whole Foods Market, Inc.	133,100	4,840,847
		63,684,118
Food Products - 0.8%
B&G Foods, Inc. Class A	165,555	6,953,310
The Hain Celestial Group, Inc. (a)	35,000	1,294,650
The Hershey Co. (c)	31,000	3,354,200
The J.M. Smucker Co.	17,800	2,255,616
		13,857,776
Household Products - 3.6%
Kimberly-Clark Corp.	57,000	7,395,750
Procter & Gamble Co.	584,981	51,086,391
		58,482,141
Personal Products - 0.3%
Unilever NV (NY Reg.) (a)	90,100	4,706,824
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	48,600	3,306,744
Reynolds American, Inc.	54,100	3,489,450
		6,796,194

TOTAL CONSUMER STAPLES		166,727,479

ENERGY - 11.0%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	83,700	4,969,269
Halliburton Co.	97,200	4,459,536
Oceaneering International, Inc.	31,400	828,646
Schlumberger Ltd.	141,600	10,278,744
		20,536,195
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	255,559	14,571,974
Apache Corp.	184,495	8,973,837
Chevron Corp.	222,569	23,748,112
ConocoPhillips Co.	508,100	24,343,071
Energy Transfer Equity LP	34,500	643,770
EQT Midstream Partners LP	4,300	335,572
Exxon Mobil Corp.	40,100	3,274,165
Golar LNG Ltd.	57,389	1,463,993
Imperial Oil Ltd.	30,500	887,261
Kinder Morgan, Inc.	531,000	10,954,530
Legacy Reserves LP (a)	347,700	723,216
MPLX LP	165,629	5,835,110
Suncor Energy, Inc.	28,200	883,774
The Williams Companies, Inc.	1,104,900	33,843,087
Williams Partners LP	700,951	28,689,924
		159,171,396

TOTAL ENERGY		179,707,591

FINANCIALS - 24.5%
Banks - 13.0%
Bank of America Corp.	1,199,500	27,996,330
Comerica, Inc.	180,600	12,768,420
Huntington Bancshares, Inc.	112,800	1,450,608
JPMorgan Chase & Co.	717,930	62,459,910
KeyCorp	609,128	11,110,495
M&T Bank Corp.	150,270	23,353,461
Prosperity Bancshares, Inc.	6,400	430,080
Regions Financial Corp. (c)	586,800	8,068,500
SunTrust Banks, Inc.	234,600	13,327,626
U.S. Bancorp	382,421	19,610,549
Wells Fargo & Co.	618,349	33,291,910
		213,867,889
Capital Markets - 6.6%
Apollo Global Management LLC Class A	213,400	5,712,718
Ares Capital Corp.	230,152	4,050,675
Ares Management LP	55,357	1,087,765
KKR & Co. LP	977,004	18,543,536
Morgan Stanley	369,100	16,007,867
State Street Corp.	300,700	25,228,730
The Blackstone Group LP	1,121,000	34,571,640
TPG Specialty Lending, Inc.	73,411	1,535,024
Virtu Financial, Inc. Class A (b)	50,100	771,540
		107,509,495
Insurance - 4.6%
American International Group, Inc.	25,500	1,553,205
Chubb Ltd.	259,093	35,560,514
Marsh & McLennan Companies, Inc.	50,800	3,765,804
MetLife, Inc.	435,651	22,571,078
Prudential Financial, Inc.	112,992	12,093,534
		75,544,135
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	30,473	642,066
Two Harbors Investment Corp.	108,500	1,083,915
		1,725,981
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	226,012	3,815,083

TOTAL FINANCIALS		402,462,583

HEALTH CARE - 9.5%
Biotechnology - 1.6%
Amgen, Inc.	133,900	21,868,548
Gilead Sciences, Inc.	72,000	4,935,600
		26,804,148
Health Care Equipment & Supplies - 2.9%
Dentsply Sirona, Inc.	87,600	5,539,824
Medtronic PLC	507,174	42,141,088
		47,680,912
Health Care Providers & Services - 0.1%
Anthem, Inc.	6,400	1,138,496
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	108,900	6,103,845
GlaxoSmithKline PLC	45,500	915,818
Johnson & Johnson	454,393	56,103,904
Merck & Co., Inc.	113,500	7,074,455
Pfizer, Inc.	182,436	6,188,229
Teva Pharmaceutical Industries Ltd. sponsored ADR	143,900	4,544,362
		80,930,613

TOTAL HEALTH CARE		156,554,169

INDUSTRIALS - 9.6%
Aerospace & Defense - 3.1%
General Dynamics Corp. (c)	82,500	15,987,675
Raytheon Co. (c)	54,900	8,521,029
The Boeing Co.	29,500	5,452,485
United Technologies Corp.	182,400	21,703,776
		51,664,965
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	26,443	1,922,406
United Parcel Service, Inc. Class B	254,700	27,370,062
		29,292,468
Airlines - 0.0%
Allegiant Travel Co.	3,900	567,060
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	248,350	10,833,027
Waste Connection, Inc. (Canada)	26,241	2,414,084
		13,247,111
Electrical Equipment - 1.1%
AMETEK, Inc.	34,800	1,990,560
Eaton Corp. PLC	163,300	12,352,012
Regal Beloit Corp.	40,600	3,201,310
		17,543,882
Industrial Conglomerates - 2.7%
General Electric Co.	1,511,933	43,830,938
Machinery - 0.1%
Allison Transmission Holdings, Inc.	52,000	2,011,360

TOTAL INDUSTRIALS		158,157,784

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 3.9%
Cisco Systems, Inc.	1,891,259	64,435,194
Electronic Equipment & Components - 0.8%
Dell Technologies, Inc. (a)	95,788	6,428,333
TE Connectivity Ltd.	90,724	7,019,316
		13,447,649
IT Services - 1.5%
First Data Corp. Class A (a)	900,100	14,059,562
Leidos Holdings, Inc.	15,400	810,964
Paychex, Inc.	95,896	5,684,715
Sabre Corp.	197,200	4,616,452
		25,171,693
Semiconductors & Semiconductor Equipment - 2.0%
KLA-Tencor Corp.	10,800	1,060,776
Maxim Integrated Products, Inc.	142,300	6,282,545
Qualcomm, Inc.	421,810	22,668,069
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	104,800	3,465,736
		33,477,126
Software - 1.1%
Microsoft Corp.	231,700	15,862,182
SS&C Technologies Holdings, Inc.	44,000	1,616,560
		17,478,742
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	75,000	10,773,750

TOTAL INFORMATION TECHNOLOGY		164,784,154

MATERIALS - 2.0%
Chemicals - 1.3%
CF Industries Holdings, Inc.	138,100	3,692,794
LyondellBasell Industries NV Class A	76,600	6,492,616
The Dow Chemical Co.	187,100	11,749,880
		21,935,290
Containers & Packaging - 0.7%
WestRock Co.	197,800	10,594,168

TOTAL MATERIALS		32,529,458

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	35,200	4,433,088
Cousins Properties, Inc.	349,500	2,967,255
Crown Castle International Corp.	88,100	8,334,260
Duke Realty Corp.	145,900	4,045,807
First Potomac Realty Trust	254,915	2,804,065
Piedmont Office Realty Trust, Inc. Class A	217,400	4,750,190
Public Storage	29,100	6,092,958
Sabra Health Care REIT, Inc.	64,500	1,753,755
Ventas, Inc.	38,000	2,432,380
		37,613,758
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	632,991	25,085,433
Verizon Communications, Inc.	791,590	36,341,897
		61,427,330
UTILITIES - 5.2%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	28,245	1,915,858
Duke Energy Corp.	65,000	5,362,500
Entergy Corp.	125,300	9,555,378
Exelon Corp.	850,600	29,456,278
PPL Corp.	426,400	16,250,104
Southern Co.	181,334	9,030,433
Xcel Energy, Inc.	84,200	3,793,210
		75,363,761
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	73,400	830,154
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	200,700	5,725,971
Public Service Enterprise Group, Inc.	82,400	3,629,720
		9,355,691

TOTAL UTILITIES		85,549,606

TOTAL COMMON STOCKS
(Cost $1,310,324,999)		1,591,446,839

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)
(Cost $3,088,232)	3,088,232	3,088,232

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.85% (f)	53,002,678	53,013,278
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)	6,991,360	6,992,059
TOTAL MONEY MARKET FUNDS
(Cost $60,005,113)		60,005,337
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,373,418,344)		1,654,540,408
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(11,910,982)
NET ASSETS - 100%		$1,642,629,426

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
General Dynamics Corp.	5/19/17 - $185.00	207	$68,551	$(196,650)
Raytheon Co.	5/19/17 - $155.00	136	34,619	(28,832)
Regions Financial Corp.	5/19/17 - $16.00	1,798	57,535	(1,798)
The Hershey Co.	5/19/17 - $110.00	97	26,788	(7,421)
TOTAL WRITTEN OPTIONS			$187,493	$(234,701)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $9,644,099.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,088,232 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$3,088,232

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$144,212
Fidelity Securities Lending Cash Central Fund	18,363
Total	$162,575

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$145,932,927	$145,932,927	$--	$--
Consumer Staples	166,727,479	166,727,479	--	--
Energy	179,707,591	179,707,591	--	--
Financials	402,462,583	402,462,583	--	--
Health Care	156,554,169	155,638,351	915,818	--
Industrials	158,157,784	158,157,784	--	--
Information Technology	164,784,154	164,784,154	--	--
Materials	32,529,458	32,529,458	--	--
Real Estate	37,613,758	37,613,758	--	--
Telecommunication Services	61,427,330	61,427,330	--	--
Utilities	85,549,606	85,549,606	--	--
Other	3,088,232	--	--	3,088,232
Money Market Funds	60,005,337	60,005,337	--	--
Total Investments in Securities:	$1,654,540,408	$1,650,536,358	$915,818	$3,088,232
Derivative Instruments:
Liabilities
Written Options	$(234,701)	$(234,701)	$--	$--
Total Liabilities	$(234,701)	$(234,701)	$--	$--
Total Derivative Instruments:	$(234,701)	$(234,701)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $1,378,755,460. Net unrealized appreciation aggregated $275,784,948, of which $321,552,632 related to appreciated investment securities and $45,767,684 related to depreciated investment securities.

Subsequent Event

Effective after the close of business on April 30, 2017, 37,998,289 shares of the Fund held by affiliated entities were redeemed in-kind for investments and cash with a value of $504,085,301. The Fund recognized a net realized gain of $135,786,829 for book purposes and no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Value Fund

April 30, 2017

ZMV-QTLY-0617
1.9881564.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.0%
Delphi Automotive PLC	53	$4,261
The Goodyear Tire & Rubber Co.	16	580
		4,841
Hotels, Restaurants & Leisure - 3.2%
Royal Caribbean Cruises Ltd.	61	6,503
U.S. Foods Holding Corp.	83	2,341
Wyndham Worldwide Corp.	74	7,053
		15,897
Household Durables - 2.0%
D.R. Horton, Inc.	77	2,533
Mohawk Industries, Inc. (a)	4	939
PulteGroup, Inc.	234	5,305
Whirlpool Corp.	7	1,300
		10,077
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (a)	28	593
Media - 1.3%
Interpublic Group of Companies, Inc.	124	2,923
Twenty-First Century Fox, Inc. Class A	121	3,695
		6,618
Specialty Retail - 0.5%
GameStop Corp. Class A	122	2,768
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	6	606

TOTAL CONSUMER DISCRETIONARY		41,400

CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	20	1,918
Food & Staples Retailing - 0.4%
Kroger Co.	75	2,224
Food Products - 2.1%
ConAgra Foods, Inc.	74	2,870
Lamb Weston Holdings, Inc.	67	2,797
Mead Johnson Nutrition Co. Class A	17	1,508
The J.M. Smucker Co.	27	3,421
		10,596

TOTAL CONSUMER STAPLES		14,738

ENERGY - 8.4%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	197	11,696
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	101	5,759
Cheniere Energy, Inc. (a)	18	816
Continental Resources, Inc. (a)	7	297
EQT Corp.	98	5,698
Marathon Petroleum Corp.	75	3,821
Newfield Exploration Co. (a)	126	4,362
Noble Energy, Inc.	61	1,972
PDC Energy, Inc. (a)	21	1,160
QEP Resources, Inc. (a)	277	3,271
Targa Resources Corp.	64	3,528
		30,684

TOTAL ENERGY		42,380

FINANCIALS - 18.3%
Banks - 3.9%
East West Bancorp, Inc.	123	6,675
PNC Financial Services Group, Inc.	20	2,395
Regions Financial Corp.	165	2,269
SunTrust Banks, Inc.	101	5,738
U.S. Bancorp	46	2,359
		19,436
Capital Markets - 1.8%
Ameriprise Financial, Inc.	14	1,790
E*TRADE Financial Corp. (a)	25	864
Northern Trust Corp.	32	2,880
The Blackstone Group LP	120	3,701
		9,235
Consumer Finance - 4.3%
Discover Financial Services	182	11,391
Synchrony Financial	374	10,397
		21,788
Diversified Financial Services - 0.2%
Voya Financial, Inc.	29	1,084
Insurance - 7.9%
Allied World Assurance Co. Holdings AG	31	1,646
Allstate Corp.	73	5,934
American Financial Group, Inc.	52	5,060
AmTrust Financial Services, Inc.	269	4,317
Brown & Brown, Inc.	10	429
Chubb Ltd.	53	7,274
FNF Group	339	13,882
Principal Financial Group, Inc.	18	1,172
		39,714
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	85	706

TOTAL FINANCIALS		91,963

HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 1.4%
Alere, Inc. (a)	10	492
Zimmer Biomet Holdings, Inc.	53	6,341
		6,833
Health Care Providers & Services - 1.8%
Cigna Corp.	8	1,251
HCA Holdings, Inc. (a)	41	3,453
Laboratory Corp. of America Holdings (a)	22	3,083
Universal Health Services, Inc. Class B	11	1,328
		9,115
Pharmaceuticals - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	136	4,295

TOTAL HEALTH CARE		20,243

INDUSTRIALS - 11.4%
Airlines - 1.4%
American Airlines Group, Inc.	108	4,603
JetBlue Airways Corp. (a)	107	2,336
		6,939
Commercial Services & Supplies - 1.6%
KAR Auction Services, Inc.	140	6,107
Stericycle, Inc. (a)	22	1,877
		7,984
Construction & Engineering - 0.1%
KBR, Inc.	20	281
Electrical Equipment - 1.9%
AMETEK, Inc.	119	6,807
Fortive Corp.	27	1,708
Generac Holdings, Inc. (a)	33	1,161
		9,676
Machinery - 4.7%
Allison Transmission Holdings, Inc.	244	9,438
Colfax Corp. (a)	20	809
Ingersoll-Rand PLC	98	8,698
Stanley Black & Decker, Inc.	34	4,629
		23,574
Road & Rail - 0.3%
Genesee & Wyoming, Inc. Class A (a)	26	1,762
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	150	6,902
United Rentals, Inc. (a)	2	219
		7,121

TOTAL INDUSTRIALS		57,337

INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc.	202	2,539
CommScope Holding Co., Inc. (a)	120	5,045
Harris Corp.	25	2,797
Juniper Networks, Inc.	17	511
		10,892
Electronic Equipment & Components - 1.5%
Dell Technologies, Inc. (a)	52	3,490
Jabil Circuit, Inc.	27	784
TE Connectivity Ltd.	41	3,172
		7,446
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	56	3,413
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	19	1,144
Fidelity National Information Services, Inc.	42	3,536
		4,680
Semiconductors & Semiconductor Equipment - 3.6%
Lam Research Corp.	44	6,373
Micron Technology, Inc. (a)	105	2,905
NXP Semiconductors NV (a)	48	5,076
ON Semiconductor Corp. (a)	185	2,623
Skyworks Solutions, Inc.	13	1,297
		18,274
Software - 0.7%
Check Point Software Technologies Ltd. (a)	34	3,536
Technology Hardware, Storage & Peripherals - 0.7%
Western Digital Corp.	40	3,563

TOTAL INFORMATION TECHNOLOGY		51,804

MATERIALS - 7.3%
Chemicals - 4.0%
Celanese Corp. Class A	34	2,959
CF Industries Holdings, Inc.	83	2,219
Eastman Chemical Co.	37	2,951
LyondellBasell Industries NV Class A	69	5,848
The Chemours Co. LLC	106	4,271
The Mosaic Co.	66	1,777
		20,025
Construction Materials - 0.5%
Eagle Materials, Inc.	29	2,783
Containers & Packaging - 1.9%
Graphic Packaging Holding Co.	358	4,862
WestRock Co.	92	4,928
		9,790
Metals & Mining - 0.9%
Franco-Nevada Corp.	28	1,904
Freeport-McMoRan, Inc. (a)	55	701
Steel Dynamics, Inc.	50	1,807
		4,412

TOTAL MATERIALS		37,010

REAL ESTATE - 13.4%
Equity Real Estate Investment Trusts (REITs) - 13.0%
American Tower Corp.	138	17,379
Brixmor Property Group, Inc.	83	1,639
Colony NorthStar, Inc.	105	1,372
Corporate Office Properties Trust (SBI)	69	2,259
EastGroup Properties, Inc.	28	2,191
Equity Lifestyle Properties, Inc.	34	2,751
Essex Property Trust, Inc.	34	8,312
Lamar Advertising Co. Class A	33	2,378
Life Storage, Inc.	25	1,960
Mack-Cali Realty Corp.	371	10,036
Piedmont Office Realty Trust, Inc. Class A	20	437
Prologis, Inc.	143	7,781
Public Storage	14	2,931
Taubman Centers, Inc.	15	938
Ventas, Inc.	17	1,088
Welltower, Inc.	25	1,786
		65,238
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	63	2,256

TOTAL REAL ESTATE		67,494

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	73	4,435
UTILITIES - 10.9%
Electric Utilities - 5.5%
American Electric Power Co., Inc.	91	6,173
Edison International	78	6,238
IDACORP, Inc.	59	4,987
NextEra Energy, Inc.	10	1,336
PPL Corp.	75	2,858
Xcel Energy, Inc.	137	6,172
		27,764
Gas Utilities - 0.6%
Atmos Energy Corp.	35	2,836
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	45	761
Multi-Utilities - 4.6%
Avangrid, Inc.	20	870
CenterPoint Energy, Inc.	80	2,282
CMS Energy Corp.	57	2,588
DTE Energy Co.	88	9,204
NiSource, Inc.	67	1,625
Public Service Enterprise Group, Inc.	10	441
Sempra Energy	56	6,329
		23,339

TOTAL UTILITIES		54,700

TOTAL COMMON STOCKS
(Cost $481,066)		483,504

Convertible Preferred Stocks - 0.5%
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd. 7%
(Cost $2,392)	4	2,276
	Principal Amount	Value

Convertible Bonds - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Scorpio Tankers, Inc. 2.375% 7/1/19(b)
(Cost $2,709)	3,000	2,685
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.85% (c)
(Cost $13,851)	13,849	13,851
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $500,018)		502,316
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,449
NET ASSETS - 100%		$503,765

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,685 or 0.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58
Total	$58

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$41,400	$41,400	$--	$--
Consumer Staples	14,738	14,738	--	--
Energy	42,380	42,380	--	--
Financials	91,963	91,963	--	--
Health Care	22,519	20,243	2,276	--
Industrials	57,337	57,337	--	--
Information Technology	51,804	51,804	--	--
Materials	37,010	37,010	--	--
Real Estate	67,494	67,494	--	--
Telecommunication Services	4,435	4,435	--	--
Utilities	54,700	54,700	--	--
Corporate Bonds	2,685	--	2,685	--
Money Market Funds	13,851	13,851	--	--
Total Investments in Securities:	$502,316	$497,355	$4,961	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $500,001. Net unrealized appreciation aggregated $2,315, of which $16,903 related to appreciated investment securities and $14,588 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017